[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS

December 28, 1999

Institutional Class shares of:

         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers Behavioral Value Fund
         Undiscovered Managers Behavioral Long/Short Fund
         Undiscovered Managers Special Small Cap Fund
         Undiscovered Managers REIT Fund
         Undiscovered Managers Small Cap Value Fund
         Undiscovered Managers Hidden Value Fund
         Undiscovered Managers Core Equity Fund
         Undiscovered Managers All Cap Value Fund
                          UM International Equity Fund
                          UM International Small Cap Equity Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Funds.......................................................2

What you should know about each Fund's investment strategies, risks, performance, expenses and management

Undiscovered Managers Behavioral Growth Fund.....................2
Undiscovered Managers Behavioral Value Fund......................4
Undiscovered Managers Behavioral Long/Short Fund.................6
Undiscovered Managers Special Small Cap Fund.....................8
Undiscovered Managers REIT Fund..................................10
Undiscovered Managers Small Cap Value Fund.......................12
Undiscovered Managers Hidden Value Fund .........................14
Undiscovered Managers Core Equity Fund ..........................16
Undiscovered Managers All Cap Value Fund.........................18
UM International Equity Fund.....................................20
UM International Small Cap Equity Fund ..........................22
The Funds' Fees and Expenses.....................................24
Other Policies and Additional Disclosure on Risks................28
The Funds' Management............................................33

Your Investment..................................................39

Opening and maintaining your Undiscovered
Managers account

Institutional Class Shares.......................................39
How Shares are Priced............................................39
Buying Shares....................................................40
General Shareholder Services.....................................41
Selling Shares...................................................42

Dividends, Distributions and Taxes...............................44

Additional Information...........................................45

Financial Highlights.............................................46

Where to get More Information about the Funds...................Back Cover

                                    The Funds

Undiscovered Managers Funds has eleven investment portfolios (each a "Fund," and collectively, the "Funds"). This Prospectus offers Institutional Class shares of the Funds.


Undiscovered Managers Behavioral Growth Fund
(the "Behavioral Growth Fund")
Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the Behavioral Growth Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            33.20%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 21.83%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 34.67% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (14.52)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                          Since Commencement of Investment
                         Past One Year    Operations of the Fund (12/31/97)

Behavioral Growth Fund         33.20%                36.29%

Russell 2500 Growth Index*      3.10%                 3.72%

* The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to- book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Behavioral Value Fund
(the "Behavioral Value Fund")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The Behavioral Value Fund's performance is variable and how it has performed in the past is not necessarily an indication of how it will perform in the future. Since the Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

Undiscovered Managers Behavioral Long/Short Fund
(the "Behavioral Long/Short Fund")

Investment Objective
Growth of capital

Principal Investment Strategies

The Behavioral Long/Short Fund seeks to achieve its objective by taking long positions in stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes are undervalued and short positions in stocks of other U.S. companies that Fuller & Thaler believes are overvalued.

When taking long positions for the Behavioral Long/Short Fund, Fuller & Thaler utilizes a combination of its growth and value strategies. A portion of the Fund's long portfolio is selected using the strategies used for selecting stocks for the Behavioral Growth Fund. The remainder of the long portfolio is selected using the strategies used for selecting stocks for the Behavioral Value Fund. For a description of such strategies, see Undiscovered Managers Behavioral Growth Fund and Undiscovered Managers Behavioral Value Fund above. When taking short positions, Fuller & Thaler begins with universes of stocks that have high valuation ratios and then analyzes companies within such universes that have had recent stock issuances or where there has been a significant divestiture of company stock by management.

In constructing the Behavioral Long/Short Fund's long and short portfolios, Fuller & Thaler does not actively seek to keep the value of the two portfolios equal. In this respect, the Fund differs from so-called "market neutral" funds.

The dollar value of the Behavioral Long/Short Fund's long portfolio (including cash) will at least equal the dollar value of its short portfolio, and, under normal market conditions, the dollar value of the long portfolio (including cash) could exceed that of the short portfolio by up to 30%. There may be instances when Fuller & Thaler will have to terminate short positions at a time when it would not otherwise do so in order to ensure that the market value of all short positions does not exceed 100% of the value of the Fund's net assets.

Principal Risks

Investing in the Behavioral Long/Short Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities,
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies) and
o The risks associated with managing a long and a short portfolio. If Fuller & Thaler takes long positions in stocks that underperform the market and short positions in stocks that outperform the market, then the losses of the Fund may exceed those of other stock mutual funds. Furthermore, because Fuller & Thaler will manage both a long and a short portfolio, an investment in the Fund will involve the risk that Fuller & Thaler may make poor investment decisions more frequently than a manager of a typical stock mutual fund with only a long portfolio. The potential loss in managing a short portfolio is unlimited.

Fund Performance

The Behavioral Long/Short Fund's performance is variable and how it has performed in the past is not necessarily an indication of how it will perform in the future. Since the Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

Undiscovered Managers Special Small Cap Fund
(the "Special Small Cap Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Special Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small cap U.S. companies that the Fund's sub-adviser, Kestrel Investment Management Corporation ("Kestrel Management"), identifies as having one or more of the following special characteristics:

o The company has recently been spun off or divested from a former parent company,
o The company has announced or is conducting a program to buy back its own stock,
o The company has made or intends to make a relatively significant sale of assets, or
o The sub-adviser believes the company is undervalued because of other special circumstances, such as regulatory changes affecting its industry.

Under normal market conditions, Kestrel expects that the Special Small Cap Fund will invest at least 65% of its assets in stocks of companies in such special situations with market capitalizations of between $50 million and $1.2 billion. The Fund is "non-diversified."

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Special Small Cap Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities,
o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the Special Small Cap Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            (2.92)%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (0.73)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 13.35% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (17.54)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                          Since Commencement of Investment
                      Past One Year      Operations of the Fund (12/30/97)

Special Small Cap Fund    (2.92)%                 (2.06)%

Russell 2000 Index*       (2.55)%                 (0.72)%

* The Russell 2000 Index consists of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers REIT Fund
(the "REIT Fund")

Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).

In selecting investments for the REIT Fund, the Fund's sub-adviser, Bay Isle Financial Corporation ("Bay Isle"), seeks to identify REITs that have good management, strong balance sheets, above average growth in "funds from operations" and that trade at a discount to their assets' underlying value. "Funds from operations" generally means a REIT's net income (excluding gains (or losses) from debt restructuring and sales of property) plus depreciation of real property. The Fund is "non-diversified."

Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities,
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),
o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and
o The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not investdirectly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the REIT Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of REIT market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            (9.76)%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (2.09)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 0.80% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (6.91)% for the quarter ended September 30, 1998.


Average Annual Total Return of the Fund's
Institutional Class Shares (as of 12/31/98)


                                     Past One Year*

REIT Fund                                (9.76)%

Morgan Stanley REIT Index**             (16.90)%


*    The Fund commenced investment operations on January 1, 1998.
** The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Small Cap Value Fund
(the "Small Cap Value Fund")

Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Small Cap Value Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser, J.L. Kaplan Associates, LLC ("Kaplan Associates"), considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.

In selecting stocks for the Small Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.

Under normal market conditions, the Small Cap Value Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

Principal Risks

Investing in the Small Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the Small Cap Value Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            (0.72)%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 3.87%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 14.20% for the quarter ended March 30, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (19.32)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                         Since Commencement of Investment
                    Past One Year        Operations of the Fund (12/30/97)

Small Cap Value Fund    (0.72)%                      1.27%

Russell 2000 Index*     (2.55)%                     (0.72)%

* The Russell 2000 Index consists of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Hidden Value Fund
(the "Hidden Value Fund")

Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Hidden Value Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser, Kaplan Associates, considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. Kaplan Associates believes that the value of certain stocks will tend to be "hidden" from the market for reasons including the coverage of certain companies by relatively few securities analysts.

In selecting stocks for the Hidden Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.

Kaplan Associates expects that the median market capitalization of stocks held by the Hidden Value Fund will ordinarily range from $800 million to $5 billion. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.

Principal Risks

Investing in the Hidden Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in smaller capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the Hidden Value Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell Midcap Value Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the Russell Midcap Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell Midcap Value Index as its new comparative index because the Russell Midcap Value Index more closely reflects the Fund's investment universe than the Russell Midcap Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            (4.53)%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 1.94%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 18.89% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (20.95)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                          Since Commencement of Investment
                      Past One Year       Operations of the Fund (12/31/97)

Hidden Value Fund           (4.53)%                  (3.99)%

Russell Midcap Value Index*  5.08%                    5.21%

Russell Midcap Index*       10.09%                   10.35%

* The Russell Midcap Value Index consists of those companies within the 800 smallest of the 1000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. The Russell Midcap Index consists of the 800 smallest of the 1000 largest U.S.- domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Core Equity Fund
(the "Core Equity Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Core Equity Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies.

In selecting investments for the Core Equity Fund, the Fund's sub-adviser, Waite & Associates, L.L.C. ("Waite"), will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors.

Although the common stocks in which the Core Equity Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Core Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund and
o        Potentially rapid price changes (volatility) of equity securities.

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the Core Equity Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 1000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the S&P 500 Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell 1000 Index as its new comparative index because the Russell 1000 Index more closely reflects the Fund's investment universe than the S&P 500 Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            21.47%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (3.61)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 16.04% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (9.47)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                         Since Commencement of Investment
                    Past One Year        Operations of the Fund (12/31/97)

Core Equity Fund         21.47%                    21.87%

Russell 1000 Index*      27.02%                    26.47%

S&P 500 Index*           28.57%                    27.82%

* The Russell 1000 Index consists of the 1000 largest U.S.-domiciled companies, ranked by market capitalization. The S&P 500 Index is a market value-weighted index of common stock prices for 500 selected stocks. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers All Cap Value Fund
(the "All Cap Value Fund")

Investment Objective

Long-term growth of capital

Principal Investment Strategies

The All Cap Value Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser, E.R. Taylor Investments, Inc. ("E.R. Taylor"), believes are undervalued and therefore offer above-average potential for capital growth.

In selecting stocks for the All Cap Value Fund, E.R. Taylor will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheet and management.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the All Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund and
o        Potentially rapid price changes (volatility) of equity securities.

Fund Performance

The bar chart below shows the annual total return of the Institutional Class shares of the All Cap Value Fund for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 1000 Value Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the S&P 500 Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell 1000 Value Index as its new comparative index because the Russell 1000 Value Index more closely reflects the Fund's investment universe than the S&P 500 Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98*

[BAR CHART]

                  1998

RETURN            16.48%

* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 2.79%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 22.96% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (17.75)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                           Since Commencement of Investment
                     Past One Year         Operations of the Fund (12/31/97)

All Cap Value Fund        16.48%                     16.03%

Russell 1000 Value Index* 15.63%                     15.20%

S&P 500 Index*            28.57%                     27.82%

* The Russell 1000 Value Index consists of those companies within the 1000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. The S&P 500 Index is a market value-weighted index of common stock prices for 500 selected stocks. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM International Equity Fund
(the "International Equity Fund")
Investment Objective

Capital appreciation

Principal Investment Strategies

The International Equity Fund seeks to achieve its objective by investing in common stocks or other equity securities of issuers of any market capitalization (small-, mid- or large-cap) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand.

Although permitted to invest in equity securities that are principally traded on any of the foregoing stock markets, the International Equity Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded on stock markets in countries included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. As of the date of this Prospectus, the countries included in the EAFE Index were:

Australia           France         Japan          Singapore
Austria             Germany        Netherlands    Spain
Belgium             Hong Kong      New Zealand    Sweden
Denmark             Ireland        Norway         Switzerland
Finland             Italy          Portugal       United Kingdom


In selecting investment securities for the International Equity Fund, the Fund's sub-adviser, Unibank Securities, Inc. ("Unibank"), focuses on identifying structural changes and understanding the implications of these changes and then identifying investment opportunities that result from these changes.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

Principal Risks

Investing in the International Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o A general decline in the stock markets of Europe, Asia, Australia or New Zealand,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in foreign securities generally, which include fluctuations in the value of the U.S. dollar relative to other countries' currencies, higher volatility than U.S. securities and limited liquidity, risks of unfavorable political and economic developments in foreign countries, and less extensive or reliable information about foreign companies than about U.S. companies.

Fund Performance

The International Equity Fund's performance is variable and how it has performed in the past is not necessarily an indication of how it will perform in the future. Since the Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

UM International Small Cap Equity Fund
(the "International Small Cap Equity Fund")
Investment Objective

Capital appreciation

Principal Investment Strategies

The International Small Cap Equity Fund seeks to achieve its objective by investing primarily in common stocks or other equity securities of small cap issuers (issuers with a market cap below $1.5 billion) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand.

Although permitted to invest in equity securities that are principally traded on any of the foregoing stock markets, the International Small Cap Equity Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded on stock markets in countries included in the EAFE Index. A list of the EAFE Index countries is included in the description of the International Equity Fund above.

In selecting investment securities for the International Small Cap Equity Fund, the Fund's sub-adviser, Unibank, focuses on identifying structural changes and understanding the implications of these changes and then identifying investment opportunities that result from these changes.

Under normal market conditions, the International Small Cap Equity Fund will invest substantially all of its assets in equity securities and will invest at least 65% of its total assets in equity securities of issuers with market capitalizations, at the time of purchase, of under $1.5 billion.

Principal Risks

Investing in the International Small Cap Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o A general decline in the stock markets of Europe, Asia, Australia or New Zealand,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities,
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies) and
o The risks associated with investment in foreign securities generally, which include fluctuations in the value of the U.S. dollar relative to other countries' currencies, higher volatility than U.S. securities and limited liquidity, risks of unfavorable political and economic developments in foreign countries, and less extensive or reliable information about foreign companies than about U.S. companies.

Fund Performance

The International Small Cap Equity Fund's performance is variable and how it has performed in the past is not necessarily an indication of how it will perform in the future. Since the Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

The Funds' Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.

                                                                               Behavioral       Behavioral   Behavioral
                                                                               Growth Fund      Value Fund   Long/Short Fund

                                                                              Institutional   Institutional   Institutional
                                                                                 Class            Class           Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.............................    none             none           none
Maximum Deferred Sales Charge (Load).........................................    none             none           none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................    none             none           none
Redemption Fees (as a percentage of amount redeemed, if applicable)(1).......    none             1.00%(2)       1.00%(2)
Exchange Fees (as a percentage of amount exchanged, if applicable)...........    none             1.00%(2)       1.00%(2)

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.95%            1.05%          1.55%
Distribution (12b-1) Fees....................................................    none             none           none
Other Expenses...............................................................    0.89%            6.84%          2.24%(3)
Total Annual Fund Operating Expenses.........................................    1.84%            7.89%          3.79%(3)
Fee Reduction and/or Expense Reimbursement(4)................................    (0.54)%          (6.49)%        (1.79)%
Net Expenses(4)..............................................................    1.30%            1.40%          2.00%(3)

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. For the Funds that impose a redemption fee, costs are also shown for when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               Behavioral Value Fund        Behavioral Long/Short Fund
                           Behavioral Growth Fund           Redemption     No Redemption      Redemption    No Redemption

One Year.................           $132                      $246           $143              $306           $203
Three Years..............           $579                      $2,266         $2,266            $1,158         $1,158
Five Years...............           $995                      $3,670         $3,670            $1,953         $1,953
Ten Years................           $2,159                    $6,839         $6,839            $4,027         $4,027

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See Selling Shares-- Contingent Redemption Fee below.
(3) Other Expenses, Total Annual Fund Operating Expenses and Net Expenses do not include dividend expenses incurred in connection with short sales, which are included in and reduce the investment return of the Fund. Dividend expenses were 0.01% for the Fund's last fiscal year.
(4) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, extraordinary expenses and, in the case of the Behavioral Long/Short Fund, dividends payable with respect to securities sold short) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.



                                                                              Special Small        REIT      Small Cap
                                                                              Cap Fund             Fund      Value Fund

                                                                              Institutional   Institutional   Institutional
                                                                                 Class            Class           Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases...........................      none             none             none
Maximum Deferred Sales Charge (Load).......................................      none             none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................      none             none             none
Redemption Fees(1).........................................................      none             none             none
Exchange Fees .............................................................      none             none             none

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees.................................................                 0.99%(2)         1.05%            1.05%
Distribution (12b-1) Fees.......................................                 none             none             none
Other Expenses..................................................                 1.19%            0.93%            1.09%
Total Annual Fund Operating Expenses............................                 1.84%            1.98%            2.14%
Fee Reduction and/or Expense Reimbursement(3)...................                 (0.18)%          (0.58)%          (0.74)%
Net Expenses(3).................................................                 1.66%            1.40%            1.40%


Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             Special Small Cap Fund                   REIT Fund                 Small Cap Value Fund

One Year.................            $223                              $143                             $143
Three Years..............            $579                              $621                             $670
Five Years...............            $995                              $1,068                           $1,149
Ten Years................            $2,159                            $2,306                           $2,472

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) The fee rate varies depending on the investment performance of the Fund. The fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The annual advisory fee rate will not be more than 1.65% or less than 0.65%. See The Funds' Management below.
(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above for the REIT Fund and the Small Cap Value Fund and to a range from 1.20% to 2.20% (depending on the exact rate of the advisory fee) of the net assets of the Special Small Cap Fund, in each case subject to later reimbursement by the relevant Fund in certain circumstances. See The Funds' Management -- Fund Expenses below.




                                                                                  Hidden        Core Equity     All Cap
                                                                               Value Fund            Fund    Value Fund

                                                                              Institutional   Institutional   Institutional
                                                                                 Class            Class           Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.............................    none             none           none
Maximum Deferred Sales Charge (Load).........................................    none             none           none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................    none             none           none
Redemption Fees(1)...........................................................    none             none           none
Exchange Fees ...............................................................    none             none           none

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.95%            0.74%          0.74%
Distribution (12b-1) Fees....................................................    none             none           none
Other Expenses...............................................................    4.98%            2.40%          15.78%
Total Annual Fund Operating Expenses.........................................    5.93%            3.14%          16.52%
Fee Reduction and/or Expense Reimbursement(2)................................    (4.63)%          (2.15)%        (15.53)%
Net Expenses(2)..............................................................    1.30%            0.99%          0.99%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                Hidden Value Fund                 Core Equity Fund                 All Cap Value Fund

One Year.................             $132                             $101                                   $101
Three Years..............             $1,754                           $969                                   $4,153
Five Years...............             $2,897                           $1,645                                 $6,186
Ten Years................             $5,661                           $3,448                                 $9,540

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.




                                                                               International    International
                                                                                   Equity       Small Cap
                                                                                    Fund        Equity Fund

                                                                              Institutional   Institutional
                                                                                 Class            Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.............................    none             none
Maximum Deferred Sales Charge (Load).........................................    none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................    none             none
Redemption Fees (as a percentage of amount redeemed, if applicable)(1).......    1.00%(2)         1.00%(2)
Exchange Fees (as a percentage of amount exchanged, if applicable)...........    1.00%(2)         1.00%(2)

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.95%            1.15%
Distribution (12b-1) Fees....................................................    none             none
Other Expenses...............................................................    2.65%            2.58%
Total Annual Fund Operating Expenses.........................................    3.60%            3.73%
Fee Reduction and/or Expense Reimbursement(3)................................    (2.15)%          (2.13)%
Net Expenses(3)..............................................................    1.45%            1.60%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year and (iii) each Fund's operating expenses remain the same. Costs are shown for when you redeem and when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             International Equity Fund                International Small Cap Equity Fund
                           Redemption     No Redemption                 Redemption      No Redemption

One Year.................    $251           $148                          $266              $163
Three Years..............    $1,103         $1,103                        $1,140            $1,140
Five Years...............    $1,864         $1,864                        $1,925            $1,925
Ten Years................    $3,862         $3,862                        $3,976            $3,976

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See Selling Shares-- Contingent Redemption Fee below.
(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds'Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.

Other Policies and Additional Disclosure on Risks
Other Policies
Additional Fund Investments
Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

Portfolio Turnover
The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

Investment Objectives and Policies of the Funds
The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

More About Risk
Common Stocks and Other Equity Securities
The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See Small Companies below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Small Companies
All of the Funds may invest in companies with relatively small market capitalization, and the Special Small Cap Fund, the Small Cap Value Fund and the International Small Cap Equity Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small manage-ment group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Short Sales
The Behavioral Long/Short Fund will make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a lender, such as a broker or other institution, and deliver it to the other party to the transaction. The Fund is obligated to return the security to the lender on demand. The Fund does this by buying the security back and delivering it to the lender. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund delivers the security back to the lender. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold short. Until the security sold short is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any gain resulting from a short sale will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Until the Fund replaces a borrowed security, it will keep in a special account with its custodian cash, U.S. Government securities or other liquid securities such that the amount in the account plus any amount deposited with a broker or other custodian as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with such broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with such broker or custodian. The Fund will not make a short sale if, after giving effect to such sale, the market value of all short positions exceeds 100% of the value of the Fund's net assets. The Fund's use of short sales may result in the Fund realizing more short-term capital gains (generally subject to tax at ordinary income tax rates) than it would if it did not engage in short sales.

Real Estate Investment Trusts
The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self- liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.

Foreign Securities
The International Equity and International Small Cap Equity Funds (the "International Funds") will invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the International Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the International Funds may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Funds' assets and the Funds' income available for distribution.

In addition, although the International Funds' income may be received or realized in foreign currencies, the Funds will be required to compute and distribute their income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the risks associated with foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The International Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

In determining whether to invest in securities of foreign issuers, Unibank will consider the likely effects of foreign taxes on the net yield available to the International Funds and to their shareholders. Compliance with foreign tax law may reduce each such Fund's net income available for distribution to its shareholders.

Foreign Currency
Most foreign securities in the International Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund holding such securities in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and liabilities and on the net investment income available for distribution may be favorable or unfavorable.

The International Funds may incur costs in connection with conversions between various currencies. In addition, each International Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Currency Hedging Transactions
Each of the International Funds may, at the discretion of Unibank, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and options to buy or sell currencies and currency futures contracts. For more information on foreign currency hedging transactions, see the SAI. Unibank expects to engage in currency hedging transactions only under unusual circumstances. Therefore, investors in the International Funds will ordinarily be exposed to the risks associated with fluctuations in the value of the U.S. dollar relative to the currencies in which those Funds' portfolio securities trade.

"Year 2000" Matters
Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub- administrator, transfer agent, custodians and certain other service providers to each of the Funds have reported that each has modified its systems, as necessary, to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

The Funds' Management

Investment Adviser
The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub- adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Each Fund that has completed at least a full fiscal year of investment operations as of the date of this Prospectus paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 1999, a management fee at the following annual percentage rates of such Fund's daily net assets, subject to the fee deferral arrangements described below:

                               Fund                                          Fee Rate
                               ----                                          --------
                      Behavioral Growth Fund                                    0.95%
                      Special Small Cap Fund                                    0.99%*
                      REIT Fund                                                 1.05%
                      Small Cap Value Fund                                      1.05%
                      Hidden Value Fund                                         0.95%
                      Core Equity Fund                                          0.74%
                      All Cap Value Fund                                        0.74%

     * The advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. Prior to December 30, 1998, the annual advisory fee rate for the Special Small Cap Fund was 1.15%. The Fund uses the Russell 2000 Index as the standard of performance comparison because that index is well known to investors and is commonly regarded as representative of the performance of United States smaller capitalization stocks. The sponsor of the Russell 2000 Index does not sponsor and is not in any other way affiliated with the Fund.

As described above, the advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The following table provides information concerning a range of potential advisory fee rates for the Fund.

                  Special Small Cap Fund
                  Total Return Differential                             Fee
           with respect to Russell 2000 Index                        Percentage
           ----------------------------------                        ----------
                            -2.5%                                      0.65%*
                            -1.5%                                      0.85%
                               0%                                      1.15%
                             1.5%                                      1.45%
                             2.5%                                      1.65%**

         * Minimum advisory fee rate even if the total return of the Russell 2000 Index exceeds the total return of the Fund by more than 2.5%.
         ** Maximum advisory fee rate even if the total return of the Fund exceeds the total return of the Russell 2000 Index by more than 2.5%.

For each Fund that has not completed at least a full fiscal year of investment operations as of the date of this Prospectus, such Fund pays to Undiscovered
Managers a management fee at the following annual percentage rates of such Fund's daily net assets, subject to the fee deferral arrangements described below:

                               Fund                                   Fee Rate
                      Behavioral Value Fund                             1.05%
                      Behavioral Long/Short Fund                        1.55%
                      International Equity Fund                         0.95%
                      International Small Cap Equity Fund               1.15%

Sub-Advisers and Portfolio Managers
Fuller & Thaler, formerly known as RJF Asset Management, Inc., is the sub-adviser to the Behavioral Growth Fund, the Behavioral Value Fund and the Behavioral Long/Short Fund. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the Behavioral Growth Fund's portfolio. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

Russell J. Fuller and Mark Moon have day-to-day responsibility for managing the Behavioral Value Fund's portfolio. Mr. Moon joined Fuller & Thaler in January, 1999 as Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as Assistant Treasurer at Amgen Inc. from 1989 to 1995.

Russell J. Fuller, Frederick W. Stanske and Mark Moon have day-to-day responsibility for managing the Behavioral Long/Short Fund's long portfolio, and Mr. Stanske and Mr. Moon have day-to-day responsibility for managing the Behavioral Long/Short Fund's short portfolio.

Kestrel Management is the sub-adviser to the Special Small Cap Fund. As sub-adviser, Kestrel Management provides day-to-day management of the Fund's portfolio. Kestrel Management, 411 Borel Avenue, Suite 403, San Mateo, California 94402, was founded in 1993, and serves as an investment adviser for pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

David J. Steirman and Abbott J. Keller have day-to-day responsibility for managing the Special Small Cap Fund's portfolio. Messrs. Steirman and Keller have served as President and Chief Investment Officer, respectively, of Kestrel Management since founding the firm in 1993. Messrs. Steirman and Keller have worked together in the investment management business for more than 20 years, having served from 1981 to 1993 as vice president and investment strategist, respectively, at Concord Capital Management, and having both been employed before that at American National Bank of Chicago.

Bay Isle is the sub-adviser to the REIT Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's portfolio. Bay Isle, 160 Sansome Street, San Francisco, California 94104, was founded in 1986, and serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

William F.K. Schaff has day-to-day responsibility for managing the REIT Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

Kaplan Associates is the sub-adviser to the Small Cap Value Fund and the Hidden Value Fund. As sub- adviser, Kaplan Associates provides day-to-day management of such Funds' portfolios. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the portfolio of each of the Small Cap Value Fund and the Hidden Value Fund. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

Waite is the sub-adviser to the Core Equity Fund. As sub-adviser, Waite provides day-to-day management of the Fund's portfolio. Waite, 350 South Grand Avenue, Los Angeles, California 90017, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Waite serves as an investment adviser to institutional and private investors.

Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for managing the Core Equity Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served since then as President and Chief Investment Officer, first of that firm, then of Waite & Associates and now of Waite & Associates, L.L.C. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.

E.R. Taylor is the sub-adviser to the All Cap Value Fund. As sub-adviser, E.R. Taylor provides day-to-day management of the Fund's portfolio. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire 03301, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors.

Investment decisions for the All Cap Value Fund's portfolio are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992. Another member of E.R. Taylor's Investment Committee is Martha Cottrill, who has served as a Vice President and a Portfolio Manager of E.R. Taylor since 1990.

Unibank is the sub-adviser to the International Equity Fund and the International Small Cap Equity Fund. As sub-adviser, Unibank provides day-to-day management of such Funds' portfolios. Unibank, 13-15 West 54th Street, New York, New York 10019, was founded in 1994. Unibank or its affiliate, Unibank A/S, currently serves as an investment adviser to pension and profit sharing plans, trusts and other institutional and private investors.

Investment decisions for the International Equity Fund's and the International Small Cap Equity Fund's portfolios are made by an investment team.

For each Fund that has completed at least a full fiscal year of investment operations as of the date of this Prospectus, Undiscovered Managers paid to the relevant sub-adviser for services rendered during such Fund's fiscal year ended August 31, 1999, a sub-advisory fee at the following annual percentage rates of such Fund's daily net assets:


                  Fund                      Sub-Adviser                      Fee Rate
                  ----                      -----------                      --------
         Behavioral Growth Fund             Fuller & Thaler                     0.60%
         Special Small Cap Fund             Kestrel Management                  0.64%*
         REIT Fund                          Bay Isle                            0.70%
         Small Cap Value Fund               Kaplan Associates                   0.70%
         Hidden Value Fund                  Kaplan Associates                   0.60%
         Core Equity Fund                   Waite                               0.40%
         All Cap Value Fund                 E.R. Taylor                         0.40%

* The sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) 0.80% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The sub-advisory fee rate will not exceed the annual rate of 1.30% nor be less than the annual rate of 0.30%. Prior to December 30, 1998, the annual sub-advisory fee rate for the Special Small Cap Fund was 0.80%.


                                                      -36

For each Fund that has not completed at least a full fiscal year of investment operations as of the date of this Prospectus, Undiscovered Managers pays to the relevant sub-adviser a sub- advisory fee at the following annual percentage rates of the specified levels of such Fund's average daily net assets:

Fund                              Sub-adviser                           Fee Rate as % of Fund's Net Assets

Behavioral Value Fund             Fuller & Thaler                       0.70%     of the first $200 million
                                                                        0.65%     of the next $100 million
                                                                        0.60%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------

Behavioral Long/Short             Fuller & Thaler                       1.20%     of the first $200 million
  Fund                                                                  1.15%     of the next $100 million
                                                                        1.10%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------

International Equity Fund         Unibank                               0.60%     of the first $200 million
                                                                        0.55%     of the next $100 million
                                                                        0.50%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------

International Small Cap           Unibank                               0.80%     of the first $200 million
  Equity Fund                                                           0.75%     of the next $100 million
                                                                        0.70%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------

Fund Expenses
Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, extraordinary expenses and, in the case of the Behavioral Long/Short Fund, dividends payable with respect to securities sold short) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes, extraordinary expenses and, in the case of the Behavioral Long/Short Fund, dividends payable with respect to securities sold short) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes, extraordinary expenses and, in the case of the Behavioral Long/Short Fund, dividends payable with respect to securities sold short) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 0.99% for the All Cap Value Fund and the Core Equity Fund; 1.30% for the Behavioral Growth Fund and the Hidden Value Fund; 1.40% for the Behavioral Value Fund, the REIT Fund and the Small Cap Value Fund; 1.45% for the International Equity Fund; 1.60% for the International Small Cap Equity Fund; 2.00% for the Behavioral Long/Short Fund; and, for the Special Small Cap Fund, the sum of 0.55% plus the advisory fee rate for the Fund for the year in question. These agreements have terms running through December 31, 2000 and are renewable from year to year thereafter.

Other Arrangements
Undiscovered Managers Funds intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. The exemptive request will also seek to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

                                 Your Investment

Institutional Class Shares

The Funds' Institutional Class shares are offered without a front-end or contingent deferred sales charge and are not subject to any 12b-1 fees.
Institutional Class shares of the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund are, however, subject to a contingent redemption fee. See Selling Shares -- Contingent Redemption Fee below. Certain of the Funds also offer Investor Class shares and Class C shares. For a description of such shares, see Additional Information below.

How Shares are Priced

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay to buy Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or subagent with complete information and meeting all of the requirements discussed in this Prospectus, minus any applicable redemption fee. See Contingent Redemption Fee below.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value. With regard to the International Funds, because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value.

Buying Shares

An investor may make an initial purchase of Institutional Class shares of any Fund by submitting a completed application form and payment to:

     Undiscovered Managers Funds
     4400 Computer Drive
     P.O. Box 5181
     Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of Undiscovered Managers Funds, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for you if you are a new shareholder in Undiscovered Managers Funds and you initially invest less than $250,000 but sign a letter of intent stating your intention to bring your balance to $250,000 within six months after your initial purchase. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Undiscovered Managers reserves the right to redeem your account at net asset value if you have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

     Boston Safe Deposit & Trust Company
     ABA #011001234
     Account #145483
     FBO: Shareholder Name and Account Number
     FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Institutional Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

General Shareholder Services

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee may be required to establish these privileges after an account is opened.

Free Exchange Privilege. You may exchange Institutional Class shares of any Fund, subject to any applicable redemption fees, for Institutional Class shares of any other Fund. You may not exchange Institutional Class shares for Investor Class shares or Class C shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

Retirement Plans. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

Systematic Withdrawal Plan. If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

Automatic Investment Plan. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

Selling Shares

You can redeem shares of any Fund by sending a written request to:

         PFPC Inc.
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181
         Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling Undiscovered Managers at 1-800- 667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(es) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, you should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide Undiscovered Managers with your account registration and address as it appears on the records of Undiscovered Managers Funds. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, the Funds' transfer agent, the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Trustees of Undiscovered Managers Funds from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Contingent Redemption Fee
Each of the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund are intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund assess a redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.

The contingent redemption fee will be paid to the Fund from which the redemption is made to help offset brokerage and other Fund costs associated with redemptions. The Funds will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is one year or less, the contingent redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends.

                       Dividends, Distributions and Taxes

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of Undiscovered Managers Funds. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.

Each of the International Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, such a Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, each International Fund's investment in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

Any gain resulting from the sale or exchange of shares of a Fund will generally be subject to tax.

NOTE:The  foregoing  summarizes  certain tax  consequences  of  investing in the
     Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

                             Additional Information

Certain of the Funds also offer Investor Class shares and/or Class C shares. Investor Class shares and Class C shares are offered in separate prospectuses. Investor Class shares and Class C shares are identical to Institutional Class shares, except that (i) Class C shares are subject to certain front-end and contingent deferred sales charges, (ii) Investor Class shares and Class C shares bear certain 12b-1 fees (with Class C shares bearing higher 12b-1 fees than Investor Class shares) and (iii) Investor Class shares and Class C shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class and Class C shares. None of the classes of shares of any Fund have conversion rights into or may be exchanged for any other classes of shares of such Fund or of any other Fund.

                              Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund's Institutional Class shares since the commencement of the Funds' investment operations. Certain information reflects financial results for a single Institutional Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Institutional Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' annual report to shareholders, which is available upon request.

                                                             Behavioral                     Behavioral                 Behavioral
                                                           Growth Fund                      Value Fund             Long/Short Fund

                                                              Institutional                 Institutional            Institutional
                                                                  Class(1)                      Class(2)                Class(2)

                                                       Year ended          Period ended        Period ended            Period ended
                                                     Aug. 31, 1999       Aug. 31, 1998       Aug. 31, 1999          August 31, 1999

Net Asset Value, beginning of period                        $11.86              $12.50         $12.50                  $12.50
Income from Investment Operations:
     Net investment income (loss) (+)                       (0.13)              (0.02)         (0.03)                  0.20
     Net realized and unrealized gain (loss) on investments  9.65               (0.62)          2.64                   0.00(A)
                                                             ----               ------          ----                   -------
     Total income (loss) from Investment Operations          9.52               (0.64)          2.61                   0.20
                                                             ----               ------          ----                   ----
Less Distributions:
     Dividends from net investment income                    0.00                0.00           0.00                   0.00
     Distributions from capital gains                        0.00                0.00           0.00                   0.00
                                                             ----                ----           ----                   ----
     Total distributions                                     0.00                0.00           0.00                   0.00
                                                             ----                ----           ----                   ----
Net increase (decrease) in net asset value                   9.52               (0.64)          2.61                   0.20
                                                             ----               ------          ----                   ----
Net Asset Value, end of period                              $21.38              $11.86          $15.11                 $12.70
                                                            ======              ======          ======                 ======
Total Return**                                              80.27%              (5.12)%         20.88%                 1.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                         $94,075             $5,254          $3,651                 $5,942
Ratios to average net assets:
     Net investment income (loss) including reimbursement   (0.72)%             (0.35)%*        (0.35)%*                2.56%*
     Operating expenses including reimbursement              1.30%              1.30%*          1.40%*                  2.00%*
Portfolio turnover rate***                                    72%                 67%           58%                     128%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                            (1.26)%            (5.08)%*       (6.84)%*                0.77%*
     Operating Expenses                                      1.84%              6.03%*         7.89%*                  3.79%*
     Net investment income (loss) per share                 $(0.23)             $(0.27)        $(0.68)                 $0.06
 -------------------------------------------
  *  Annualized
 **  Redemption  fees are not reflected in total  return.  For periods less than one year, percentages are not annualized.
***  For periods less than one year, percentages are not annualized.
(1)  The  Behavioral  Growth Fund's  Institutional  Class  commenced  investment operations on December 31, 1997.
(2)  The  Behavioral  Value  Fund's   Institutional  Class  and  the  Behavioral
     Long/Short Fund's  Institutional Class commenced  investment  operations on
     December 28, 1998.
(A)  Represents less than $0.005 per share.



                                                                Special Small Cap Fund                     REIT Fund

                                                              Institutional Class(1)                      Institutional Class(2)

                                                       Year ended          Period ended        Year ended           Period ended
                                                     Aug. 31, 1999       Aug. 31, 1998       Aug. 31, 1999          Aug. 31, 1998

Net Asset Value, beginning of period                        $10.40              $12.50         $10.64                  $12.50
Income from Investment Operations:
     Net investment income (loss) (+)                       (0.06)              (0.03)         0.53                     0.20
     Net realized and unrealized gain (loss) on investments  2.49               (2.07)         0.30                    (2.06)
                                                             ----               ------         ----                    ------
     Total income (loss) from Investment Operations          2.43               (2.10)         0.83                    (1.86)
                                                             ----               ------         ----                    ------
Less Distributions:
     Dividends from net investment income                    0.00               0.00           (0.28)                  0.00
     Distributions from capital gains                        0.00               0.00           0.00                    0.00
                                                             ----               ----           ----                    ----
     Total distributions                                     0.00               0.00           (0.28)                  0.00
                                                             ----               ----           ------                  ----
Net increase (decrease) in net asset value                   2.43               (2.10)         0.55                    (1.86)
                                                             ----               ------         ----                    ------
Net Asset Value, end of period                               $12.83             $10.40         $11.19                  $10.64
                                                             ======             ======         ======                  ======
Total Return**                                               23.37%             (16.80)%       7.84%                   (14.88)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                          $16,078            $11,286        $22,355                 $9,122
Ratios to average net assets:
     Net investment income (loss) including reimbursement    (0.52)%            (0.51)%*       4.86%                   4.85%*
     Operating expenses including reimbursement              1.66%              1.70%*         1.40%                   1.40%*
Portfolio turnover rate**                                    42%                9%             67%                      52%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                            (0.70)%            (3.13)%*       4.28%                   1.63%*
     Operating Expenses                                      1.84%              4.32%*         1.98%                   4.62%*
     Net investment income (loss) per share                  $(0.08)            $(0.15)        $0.47                   $0.07
 -------------------------------------------
  *  Annualized
 **  For periods less than one year, percentages are not annualized.
(1)  The  Special  Small Cap Fund's  Institutional  Class  commenced  investment operations on December 30, 1997.
(2)  The REIT Fund's  Institutional  Class  commenced  investment  operations on
     January 1, 1998.



                                                                Small Cap Value Fund                  Hidden Value Fund

                                                              Institutional Class(1)                        Institutional Class(2)

                                                       Year ended          Period ended        Year ended              Period ended
                                                     Aug. 31, 1999       Aug. 31, 1998       Aug. 31, 1999          Aug. 31, 1998

Net Asset Value, beginning of period                        $10.90              $12.50          $9.76                  $12.50
Income from Investment Operations:
     Net investment income (loss) (+)                       (0.01)              0.00(A)         0.06                   0.03
     Net realized and unrealized gain (loss) on investments  2.72               (1.60)          2.86                   (2.77)
                                                             ----               ------          ----                   ------
     Total income (loss) from Investment Operations          2.71               (1.60)          2.92                   (2.74)
                                                             ----               ------          ----                   ------
Less Distributions:
     Dividends from net investment income                    (0.02)             0.00            (0.08)                 0.00
     Distributions from capital gains                        (0.05)             0.00            (0.12)                 0.00
                                                             ------             ----            ------                 ----
     Total distributions                                     (0.07)             0.00            (0.20)                 0.00
                                                             ------             ----            ------                 ----
Net increase (decrease) in net asset value                   2.64               (1.60)          2.72                   (2.74)
                                                             ----               ------          ----                   ------
Net Asset Value, end of period                               $13.54             $10.90          $12.48                 $9.76
                                                             ======             ======          ======                 =====
Total Return**                                               24.89%             (12.80)%        30.11%                 (21.92)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                          $20,038            $13,849         $1,628                 $925
Ratios to average net assets:
     Net investment income (loss) including reimbursement    (0.11)%            0.15%*          0.45%                  0.58%*
     Operating expenses including reimbursement              1.40%              1.40%*          1.30%                  1.30%*
Portfolio turnover rate**                                    56%                 10%            74%                     74%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                            (0.85)%            (3.32)%*       (4.18)%                (15.16)%*
     Operating Expenses                                      2.14%              4.87%*         5.93%                  17.04%*
     Net investment income (loss) per share                  $(0.11)            $(0.08)        $(0.50)                $(0.77)
 -------------------------------------------
  *  Annualized
 **  For periods less than one year, percentages are not annualized.
(1)  The  Small  Cap  Value  Fund's  Institutional  Class  commenced  investment operations on December 30, 1997.
(2)  The Hidden Value Fund's Institutional Class commenced investment operations on December 31, 1997.
(A)  Represents less than $0.005 per share.

                                                   -48-




                                                              Core Equity Fund                        All Cap Value Fund

                                                              Institutional Class(1)                Institutional Class(1)

                                                       Year ended          Period ended             Year ended     Period ended
                                                     Aug. 31, 1999       Aug. 31, 1998            Aug. 31, 1999  Aug. 31, 1998

Net Asset Value, beginning of period                         $12.75             $12.50            $11.53            $12.50
Income from Investment Operations:
     Net investment income (loss) (+)                        0.14               0.05              0.08              0.06
     Net realized and unrealized gain (loss) on investments  2.52               0.20              3.85              (1.03)
                                                             ----               ----              ----              ------
     Total income (loss) from Investment Operations          2.66               0.25              3.93              (0.97)
                                                             ----               ----              ----              ------
Less Distributions:
     Dividends from net investment income                   (0.08)              0.00             (0.24)             0.00
     Distributions from capital gains                       0.00                0.00              0.00              0.00
                                                            ----                ----              ----              ----
     Total distributions                                    (0.08)              0.00              (0.24)            0.00
                                                            ------              ----              ------            ----
Net increase (decrease) in net asset value                  2.58                0.25              3.69              (0.97)
                                                            ----                ----              ----              ------
Net Asset Value, end of period                              $15.33              $12.75            $15.22            $11.53
                                                            ======              ======            ======            ======
Total Return**                                              20.92%              2.00%             34.33%            (7.76)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                         $4,562              $1,295            $952              $289
Ratios to average net assets:
     Net investment income (loss) including reimbursement   0.90%               1.18%*            0.51%             0.95%*
     Operating expenses including reimbursement             0.99%               0.99%*            0.99%             0.99%*
Portfolio turnover rate**                                   15%                 46%               61%               36%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                           (1.25)%             (16.23)%*        (15.02)%           (41.18)%*
     Operating Expenses                                     3.14%               18.40%*          16.52%             43.12%*
     Net investment income (loss) per share                 $(0.19)             $(0.68)          $(2.24)            $(2.73)
 -------------------------------------------
  *  Annualized
 **  For periods less than one year, percentages are not annualized.
(1)  The Core Equity  Fund's  Institutional  Class and the All Cap Value  Fund's
     Institutional Class commenced investment operations on December 31, 1997.





                                                     International Equity       International Small Cap
                                                              Fund                    Equity Fund

                                                     Institutional Class(1)       Institutional Class(1)

                                                         Period ended                  Period ended
                                                      Aug. 31, 1999                  Aug. 31, 1999

Net Asset Value, beginning of period                         $12.50                    $12.50
Income from Investment Operations:
     Net investment income (loss) (+)                        0.09                      (0.02)
     Net realized and unrealized gain (loss) on investments  1.54                      2.65
                                                             ----                      ----
     Total income (loss) from Investment Operations          1.63                      2.63
                                                             ----                      ----
Less Distributions:
     Dividends from net investment income                    0.00                      0.00
     Distributions from capital gains                        0.00                      0.00
                                                             ----                      ----
     Total distributions                                     0.00                      0.00
                                                             ----                      ----
Net increase (decrease) in net asset value                   1.63                      2.63
                                                             ----                      ----
Net Asset Value, end of period                               $14.13                    $15.13
                                                             ======                    ======
Total Return**                                               13.04%                    21.04%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                          $5,566                    $6,768
Ratios to average net assets:
     Net investment income (loss) including reimbursement    1.08%*                    (0.22)%*
     Operating expenses including reimbursement              1.45%*                    1.60%*
Portfolio turnover rate***                                   10%                       52%
+    The operating  expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered  Managers, or both. Had such actions not been taken,  the ratios and net  investment  income  (loss) per share would have been as follows:
     Net investment income (loss)                            (1.07)%*                  (2.35)%*
     Operating Expenses                                      3.60%*                    3.73%*
     Net investment income (loss) per share                  $(0.09)                   $(0.24)
 -------------------------------------------
  *  Annualized
 **  Redemption  fees are not reflected in total  return.  For periods less than one year, percentages are not annualized.
***  For periods less than one year, percentages are not annualized.
(1)  The International  Equity Fund's  Institutional Class and the International
     Small Cap Equity Fund's Institutional Class commenced investment operations on December 30, 1998.


                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

Statement of Additional Information
The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

Annual/Semi-Annual Report
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditor's report and financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and the Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, the Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-888-242-3514 or write to:

                  Undiscovered Managers Funds
                  Plaza of the Americas
                  700 North Pearl Street, Suite 1700
                  Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other Fund information on our Web site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-800-SEC- 0330 for information on the operations of the Public Reference Room. Reports and other information about the Funds are available on the Securities and Exchange Commission's Web site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009.



                                   (Undiscovered Managers Funds' SEC Investment
                                           Company Act file number is 811-8437)

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS

December 28, 1999

Investor Class shares of:

         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers REIT Fund
         Undiscovered Managers Small Cap Value Fund
         Undiscovered Managers Hidden Value Fund
         Undiscovered Managers Core Equity Fund





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds.......................................................2

What you should know about each Fund's investment strategies, risks, performance, expenses and management

Undiscovered Managers Behavioral Growth Fund....................2
Undiscovered Managers REIT Fund.................................4
Undiscovered Managers Small Cap Value Fund......................6
Undiscovered Managers Hidden Value Fund.........................8
Undiscovered Managers Core Equity Fund..........................10
The Funds' Fees and Expenses....................................12
Other Policies and Additional Disclosure on Risks...............14
The Funds' Management...........................................17

Your Investment.................................................20

Opening and maintaining your Undiscovered
Managers account

Investor Class Shares.......................................... 20
How Shares are Priced...........................................20
Buying Shares...................................................20
General Shareholder Services....................................22
Selling Shares..................................................22

Dividends, Distributions and Taxes..............................25

Rule 12b-1 Fees.................................................25

Additional Information..........................................27

Financial Highlights............................................28

Where to get More Information about the Funds...................Back Cover

                                    The Funds

Undiscovered Managers Funds has eleven investment portfolios. Five of the portfolios (each a "Fund," and collectively, the "Funds") offer Investor Class shares. Such Investor Class shares are offered through this Prospectus.


Undiscovered Managers Behavioral Growth Fund
(the "Behavioral Growth Fund")
Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

Since the Investor Class shares of the Behavioral Growth Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            33.20%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Investor Class shares since the Fund's Institutional Class shares and the Fund's Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Investor Class shares are subject to higher expenses than the Fund's Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 21.83%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 34.67% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (14.52)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                             Since Commencement of Investment
                      Past One Year          Operations of the Fund (12/31/97)

Behavioral Growth Fund     33.20%                     36.29%

Russell 2500 Growth Index*  3.10%                      3.72%

* The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers REIT Fund
(the "REIT Fund")

Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).

In selecting investments for the REIT Fund, the Fund's sub-adviser, Bay Isle Financial Corporation ("Bay Isle"), seeks to identify REITs that have good management, strong balance sheets, above average growth in "funds from operations" and that trade at a discount to their assets' underlying value. "Funds from operations" generally means a REIT's net income (excluding gains (or losses) from debt restructuring and sales of property) plus depreciation of real property. The Fund is "non-diversified."

Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities,
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),
o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and
o The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and localeconomic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance

Since the Investor Class shares of the REIT Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the
Fund's Institutional Class shares with a broad measure of REIT market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            (9.76)%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Investor Class shares since the Fund's Institutional Class shares and the Fund's Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Investor Class shares are subject to higher expenses than the Fund's Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (2.09)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 0.80% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (6.91)% for the quarter ended September 30, 1998.

Average Annual Total Return of the Fund's
Institutional Class Shares (as of 12/31/98)


                                                  Past One Year*

REIT Fund
                                                      (9.76)%

Morgan Stanley REIT Index**
                                                     (16.90)%


*    The Fund commenced investment operations on January 1, 1998.
** The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Small Cap Value Fund
(the "Small Cap Value Fund")

Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Small Cap Value Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser, J.L. Kaplan Associates, LLC ("Kaplan Associates"), considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.

In selecting stocks for the Small Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.

Under normal market conditions, the Small Cap Value Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

Principal Risks

Investing in the Small Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

Since the Investor Class shares of the Small Cap Value Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            (0.72)%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Investor Class shares since the Fund's Institutional Class shares and the Fund's Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Investor Class shares are subject to higher expenses than the Fund's Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 3.87%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 14.20% for the quarter ended March 30, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (19.32)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                          Since Commencement of Investment
                      Past One Year       Operations of the Fund (12/30/97)

Small Cap Value Fund      (0.72)%                   1.27%

Russell 2000 Index*       (2.55)%                  (0.72)%

* The Russell 2000 Index consists of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Hidden Value Fund
(the "Hidden Value Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Hidden Value Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser, Kaplan Associates, considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. Kaplan Associates believes that the value of certain stocks will tend to be "hidden" from the market for reasons including the coverage of certain companies by relatively few securities analysts.

In selecting stocks for the Hidden Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.

Kaplan Associates expects that the median market capitalization of stocks held by the Hidden Value Fund will ordinarily range from $800 million to $5 billion. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.

Principal Risks

Investing in the Hidden Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in smaller capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

Since the Investor Class shares of the Hidden Value Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell Midcap Value Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the Russell Midcap Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell Midcap Value Index as its new comparative index because the Russell Midcap Value Index more closely reflects the Fund's investment universe than the Russell Midcap Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            (4.53)%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Investor Class shares since the Fund's Institutional Class shares and the Fund's Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Investor Class shares are subject to higher expenses than the Fund's Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 1.94%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 18.89% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (20.95)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                             Since Commencement of Investment
                     Past One Year           Operations of the Fund (12/31/97)

Hidden Value Fund          (4.53)%                     (3.99)%

Russell Midcap Value Index* 5.08%                       5.21%

Russell Midcap Index*      10.09%                      10.35%

* The Russell Midcap Value Index consists of those companies within the 800 smallest of the 1000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. The Russell Midcap Index consists of the 800 smallest of the 1000 largest U.S.- domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Core Equity Fund
(the "Core Equity Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Core Equity Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies.

In selecting investments for the Core Equity Fund, the Fund's sub-adviser, Waite & Associates, L.L.C. ("Waite"), will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors.

Although the common stocks in which the Core Equity Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Core Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund and
o        Potentially rapid price changes (volatility) of equity securities.

Fund Performance

Since the Investor Class shares of the Core Equity Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 1000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the S&P 500 Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell 1000 Index as its new comparative index because the Russell 1000 Index more closely reflects the Fund's investment universe than the S&P 500 Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            21.47%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Investor Class shares since the Fund's Institutional Class shares and the Fund's Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Investor Class shares are subject to higher expenses than the Fund's Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (3.61)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 16.04% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (9.47)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                         Since Commencement of Investment
                 Past One Year           Operations of the Fund (12/31/97)

Core Equity Fund     21.47%                        21.87%

Russell 1000 Index*  27.02%                        26.47%

S&P 500 Index*       28.57%                        27.82%

* The Russell 1000 Index consists of the 1000 largest U.S.-domiciled companies, ranked by market capitalization. The S&P 500 Index is a market value-weighted index of common stock prices for 500 selected stocks. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

The Funds' Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.

                                                                               Behavioral          REIT        Small Cap
                                                                               Growth Fund         Fund        Value Fund

                                                                                 Investor         Investor       Investor
                                                                                 Class             Class          Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.............................    none             none           none
Maximum Deferred Sales Charge (Load).........................................    none             none           none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................    none             none           none
Redemption Fees (1)..........................................................    none             none           none
Exchange Fees................................................................    none             none           none

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.95%            1.05%          1.05%
Distribution and/or Service (12b-1) Fees (2).................................    0.35%            0.35%          0.35%
Other Expenses...............................................................    1.03%            1.06%          1.28%
Total Annual Fund Operating Expenses.........................................    2.33%            2.46%          2.68%
Fee Reduction and/or Expense Reimbursement (3)...............................    (0.68)%          (0.71)%        (0.93)%
Net Expenses (3).............................................................    1.65%            1.75%          1.75%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Behavioral Growth Fund                 REIT Fund                   Small Cap Value Fund

One Year.................              $168                          $178                               $178
Three Years..............              $727                          $767                               $832
Five Years...............              $1,245                        $1,311                             $1,420
Ten Years................              $2,666                        $2,796                             $3,012

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.
(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.



                                                                                 Hidden          Core Equity
                                                                               Value Fund            Fund

                                                                                 Investor         Investor
                                                                                 Class            Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.............................    none             none
Maximum Deferred Sales Charge (Load).........................................    none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................    none             none
Redemption Fees (1)..........................................................    none             none
Exchange Fees................................................................    none             none

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.95%            0.74%
Distribution and/or Service (12b-1) Fees (2).................................    0.35%            0.35%
Other Expenses...............................................................    4.96%            6.94%
Total Annual Fund Operating Expenses.........................................    6.26%            8.03%
Fee Reduction and/or Expense Reimbursement (3)...............................    (4.61)%          (6.69)%
Net Expenses (3).............................................................    1.65%            1.34%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Hidden Value Fund            Core Equity Fund

One Year.................             $168                         $136
Three Years..............             $1,843                       $2,301
Five Years...............             $3,033                       $3,722
Ten Years................             $5,879                       $6,913

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.
(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.

Other Policies and Additional Disclosure on Risks
Other Policies
Additional Fund Investments
Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

Portfolio Turnover
The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

Investment Objectives and Policies of the Funds
The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

More About Risk
Common Stocks and Other Equity Securities
The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See Small Companies below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Small Companies
All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Value Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small manage-ment group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Real Estate Investment Trusts
The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.

"Year 2000" Matters
Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub- administrator, transfer agent, custodian and certain other service providers to each of the Funds have reported that each has modified its systems, as necessary, to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

The Funds' Management

Investment Adviser
The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

For the fiscal year ended August 31, 1999, each Fund paid to Undiscovered Managers a management fee at the following annual percentage rates of such Fund's daily net assets, subject to the fee deferral arrangements described below:

                   Fund                                   Fee Rate
            Behavioral Growth Fund                          0.95%
            REIT Fund                                       1.05%
            Small Cap Value Fund                            1.05%
            Hidden Value Fund                               0.95%
            Core Equity Fund                                0.74%

Sub-Advisers and Portfolio Managers
Fuller & Thaler, formerly known as RJF Asset Management, Inc., is the sub-adviser to the Behavioral Growth Fund. As sub-adviser, Fuller & Thaler provides day-to-day management of the Fund's portfolio. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the Behavioral Growth Fund's portfolio. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

Bay Isle is the sub-adviser to the REIT Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's portfolio. Bay Isle, 160 Sansome Street, San Francisco, California 94104, was founded in 1986, and serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

William F.K. Schaff has day-to-day responsibility for managing the REIT Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

Kaplan Associates is the sub-adviser to the Small Cap Value Fund and the Hidden Value Fund. As sub-adviser, Kaplan Associates provides day-to-day management of such Funds' portfolios. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the portfolio of each of the Small Cap Value Fund and the Hidden Value Fund. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

Waite is the sub-adviser to the Core Equity Fund. As sub-adviser, Waite provides day-to-day management of the Fund's portfolio. Waite, 350 South Grand Avenue, Los Angeles, California 90017, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Waite serves as an investment adviser to institutional and private investors.

Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for managing the Core Equity Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served since then as President and Chief Investment Officer, first of that firm, then of Waite & Associates and now of Waite & Associates, L.L.C. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.

During the fiscal year ended August 31, 1999, Undiscovered Managers paid to the sub-adviser of each Fund a sub- advisory fee at the following annual percentage rates of such Fund's daily net assets:


             Fund                    Sub-Adviser                 Fee Rate
      Behavioral Growth Fund         Fuller & Thaler               0.60%
      REIT Fund                      Bay Isle                      0.70%
      Small Cap Value Fund           Kaplan Associates             0.70%
      Hidden Value Fund              Kaplan Associates             0.60%
      Core Equity Fund               Waite                         0.40%

Fund Expenses
Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.34% for the Core Equity Fund; 1.65% for the Behavioral Growth Fund and the Hidden Value Fund; and 1.75% for the REIT Fund and the Small Cap Value Fund. These agreements have terms running through December 31, 2000 and are renewable from year to year thereafter.

Other Arrangements
Undiscovered Managers Funds intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request will also seek to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

                                 Your Investment

Investor Class Shares

The Funds' Investor Class shares are offered without a front-end or contingent deferred sales charge but are subject to certain 12b-1 fees. See Rule 12b-1 Fees below. All of the Funds also offer Institutional Class shares and certain of the Funds offer Class C shares. For a description of such shares, see Additional Information below.

How Shares are Priced

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay to buy Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or subagent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value.

Buying Shares

An investor may make an initial purchase of Investor Class shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of Undiscovered Managers Funds, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for you if you are a new shareholder in

Undiscovered Managers Funds and you initially invest less than $250,000 but sign a letter of intent stating your intention to bring your balance to $250,000 within six months after your initial purchase. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Undiscovered Managers reserves the right to redeem your account at net asset value if you have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

         Boston Safe Deposit & Trust Company
         ABA #011001234
         Account #145483
         FBO: Shareholder Name and Account Number
         FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Investor Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

General Shareholder Services

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee may be required to establish these privileges after an account is opened.

Free Exchange Privilege. You may exchange Investor Class shares of any Fund for Investor Class shares of any other Fund. You may not exchange Investor Class shares for Institutional Class shares or Class C shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

Retirement Plans. The Funds' Investor Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

Systematic Withdrawal Plan. If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

Automatic Investment Plan. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

Selling Shares
You can redeem shares of any Fund by sending a written request to:

                  PFPC Inc.
                  4400 Computer Drive
                  P.O. Box 5181
                  Westborough, MA 01581-5181
                  Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling Undiscovered Managers at 1-800- 667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(es) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, you should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide Undiscovered Managers with your account registration and address as it appears on the records of Undiscovered Managers Funds. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, the Funds' transfer agent, the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Trustees of Undiscovered Managers Funds from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                       Dividends, Distributions and Taxes

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of Undiscovered Managers Funds. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.

Any gain resulting from the sale or exchange of shares of a Fund will generally be subject to tax.

NOTE:The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                 Rule 12b-1 Fees

Under a Service and Distribution Plan relating to Investor Class shares adopted by Undiscovered Managers Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, Undiscovered Managers Funds may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares, (ii) providing services relating to Investor Class shares (which would be in addition to any general services provided to a

Fund as a whole) and (iii) providing additional personal services to Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under such plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             Additional Information

Currently, each Fund has three classes of shares--Institutional Class shares, Investor Class shares and Class C shares - except for the Hidden Value Fund which has only two classes of shares - Institutional Class shares and Investor Class shares. Certain other investment portfolios of Undiscovered Managers Funds have only Institutional Class shares, and other investment portfolios of Undiscovered Managers Funds have both Institutional Class shares and Class C shares, but do not have Investor Class shares. Institutional Class shares and Class C shares are offered in separate prospectuses. Institutional Class shares and Class C shares are identical to Investor Class shares, except that (i) Class C shares are subject to certain front-end and contingent deferred sales charges,
(ii) Institutional Class shares bear no 12b-1 fees, (iii) Class C shares bear higher 12b-1 fees than Investor Class shares and (iv) Investor Class shares and Class C shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees and a Fund's Class C shares, if any, bear higher 12b-1 fees than Investor Class shares, Institutional Class shares of a Fund are expected to have a higher total return, and Class C shares of the Fund are expected to have a lower total return, than Investor
Class shares of such Fund. None of the classes of shares of any Fund have conversion rights into or may be exchanged for any other classes of shares of any Fund or any other investment portfolio of Undiscovered Managers Funds.

                              Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund's Investor Class shares since the commencement of such class's investment operations. Certain information reflects financial results for a single Investor Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Investor Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' annual report to shareholders, which is available upon request.

                                                     Behavioral Growth Fund       REIT Fund                  Small Cap Value
                                                                                                                 Fund
                                                       Investor Class(1)        Investor Class(2)           Investor Class(1)

                                                   Year ended     Period ended  Period ended           Year ended      Period ended
                                                Aug. 31, 1999   Aug. 31, 1998   Aug. 31, 1999         Aug. 31, 1999    Aug. 31, 1998

Net Asset Value, beginning of period              $11.85            $14.74         $10.13               $10.91            $13.45

Income from Investment Operations:
     Net investment income (loss) (+)              (0.20)             0.00(A)        0.20                (0.07)             0.00(A)
     Net realized and unrealized gain (loss)
          on investments                            9.66             (2.89)          0.85                 2.74             (2.54)
                                                    ----             ------          ----                 ----             ------
     Total income (loss) from Investment Operations 9.46             (2.89)          1.05                 2.67             (2.54)
                                                    ----             ------          ----                 ----             ------
Less Distributions:
     Dividends from net investment income           0.00              0.00           0.00                (0.01)             0.00
     Distributions from capital gains               0.00              0.00           0.00                (0.05)             0.00
                                                    ----              ----           ----                ------             ----
     Total distributions                            0.00              0.00           0.00                (0.06)             0.00
                                                    ----              ----           ----                ------             ----
Net increase (decrease) in net asset value          9.46             (2.89)          1.05                 2.61             (2.54)
                                                    ----             ------          ----                 ----             ------
Net Asset Value, end of period                    $21.31            $11.85         $11.18               $13.52            $10.91
                                                  ======            ======         ======               ======            ======
Total Return**                                     79.83%           (19.61)%        10.37%               24.51%           (18.88)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)               $4,590               $40           $509                 $957               $31
Ratios to average net assets:
     Net investment income (loss)
       including reimbursement                     (1.09)%           (0.35)%*        3.97%*              (0.50)%            0.15%*
     Operating expenses including reimbursement     1.65%             1.30%*         1.75%*               1.75%             1.40%*
Portfolio turnover rate**                             72%               67%            67%                  56%               10%
+    The operating expenses of a Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                  (1.77)%           (5.43)%*        3.26%*              (1.43)%           (3.67)%*
     Operating Expenses                             2.33%             6.38%*         2.46%*               2.68%             5.22%*
     Net investment income (loss) per share       $(0.32)           $(0.07)         $0.16               $(0.19)           $(0.04)
 -------------------------------------------
  *  Annualized
 **  For periods less than one year, percentages are not annualized.
(1)  The Behavioral  Growth Fund's Investor Class and the Small Cap Value Fund's
     Investor Class commenced investment operations on July 31, 1998.
(2)  The REIT Fund's Investor Class commenced investment operations on March 24,
     1999.
(A)  Represents less than $0.005 per share.







                                                              Hidden Value Fund                           Core Equity Fund

                                                              Investor Class(1)                                 Investor Class(1)

                                                       Year ended          Period ended            Year ended        Period ended
                                                     Aug. 31, 1999       Aug. 31, 1998           Aug. 31, 1999       Aug. 31, 1998

Net Asset Value, beginning of period                        $9.76               $12.09                  $12.75           $14.75
Income from Investment Operations:
     Net investment income (loss) (+)                       0.03                0.01                    0.08               0.01
     Net realized and unrealized gain (loss) on investments 2.87                (2.34)                  2.56              (2.01)
                                                            ----                ------                  ----              ------
     Total income (loss) from Investment Operations         2.90                (2.33)                  2.64              (2.00)
                                                            ----                ------                  ----              ------
Less Distributions:
     Dividends from net investment income                  (0.08)               0.00                    (0.08)             0.00
     Distributions from capital gains                      (0.12)               0.00                    0.00               0.00
                                                           ------               ----                    ----               ----
     Total distributions                                   (0.20)               0.00                    (0.08)             0.00
                                                           ------               ----                    ------             ----
Net increase (decrease) in net asset value                 2.70                 (2.33)                  2.56              (2.00)
                                                           ----                 ------                  ----              ------
Net Asset Value, end of period                             $12.46               $9.76                   $15.31           $12.75
                                                           ======               =====                   ======           ======
Total Return**                                             29.90%               (9.27)%                 20.76%           (13.56)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                        $1,667               $40                     $580                $43
Ratios to average net assets:
     Net investment income (loss) including reimbursement  0.18%                0.58%*                  0.53%              1.18%*
     Operating expenses including reimbursement            1.63%                1.30%*                  1.28%              0.99%*
Portfolio turnover rate**                                  74%                  74%                     15%                  46%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                          (4.45)%              (15.51)%*               (6.22)%          (16.58)%*
     Operating Expenses                                    6.26%                17.39%*                 8.03%             18.75%*
     Net investment income (loss) per share                $(0.58)              $(0.15)                 $(0.98)          $(0.21)
 -------------------------------------------
    *  Annualized
   **  For periods less than one year, percentages are not annualized.
  (1)  The Hidden Value Fund's Investor Class and the Core Equity Fund's
       Investor Class commenced investment operations on July 31, 1998.


                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

Statement of Additional Information
The SAI provides more information about the Funds and the other investment portfolios of Undiscovered Managers Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

Annual/Semi-Annual Report
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditor's report and financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and the Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, the Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds or any of the other investment portfolios of Undiscovered Managers Funds, you may call toll free 1-888-242-3514 or write to:

         Undiscovered Managers Funds
         Plaza of the Americas
         700 North Pearl Street, Suite 1700
         Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds on our Web site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operations of the Public Reference Room. Reports and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds are available on the Securities and Exchange Commission's Web site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549- 6009.

                                   (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS

December 28, 1999

Class C shares of:

         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers REIT Fund
         Undiscovered Managers Small Cap Value Fund
         Undiscovered Managers Core Equity Fund
         Undiscovered Managers All Cap Value Fund
                          UM International Equity Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds..........................................................2

What you should know about each Fund's investment strategies, risks, performance, expenses and management

Undiscovered Managers Behavioral Growth Fund.......................2
Undiscovered Managers REIT Fund....................................4
Undiscovered Managers Small Cap Value Fund.........................6
Undiscovered Managers Core Equity Fund.............................8
Undiscovered Managers All Cap Value Fund...........................10
UM International Equity Fund ......................................12
The Funds' Fees and Expenses.......................................14
Other Policies and Additional Disclosure on Risks..................16
The Funds' Management..............................................20

Your Investment....................................................24

Opening and maintaining your Undiscovered
Managers account

Class C Shares.....................................................24
How Shares are Priced..............................................24
Buying Shares......................................................25
General Shareholder Services.......................................27
Selling Shares.....................................................28

Dividends, Distributions and Taxes.................................30

Rule 12b-1 Fees....................................................31

Additional Information.............................................31

Financial Highlights...............................................32

Where to get More Information about the Funds......................Back Cover

                                    The Funds

Undiscovered Managers Funds has eleven investment portfolios. Six of the portfolios (each a "Fund," and collectively, the "Funds") offer Class C shares. Such Class C shares are offered through this Prospectus.


Undiscovered Managers Behavioral Growth Fund
(the "Behavioral Growth Fund")
Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S.companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

Since the Class C shares of the Behavioral Growth Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            33.20%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Class C shares since the Fund's Institutional Class shares and the Fund's Class C shares areinvested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Class C shares are subject to higher expenses than the Fund's Institutional Class shares and the Fund's Class C shares are sold subject to sales charges. If the higher expenses and the sales charges were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 21.83%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 34.67% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (14.52)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                          Since Commencement of Investment
                     Past One Year        Operations of the Fund (12/31/97)

Behavioral Growth Fund      33.20%                   36.29%

Russell 2500 Growth Index*   3.10%                    3.72%

* The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers REIT Fund
(the "REIT Fund")

Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).

In selecting investments for the REIT Fund, the Fund's sub-adviser, Bay Isle Financial Corporation ("Bay Isle"), seeks to identify REITs that have good management, strong balance sheets, above average growth in "funds from operations" and that trade at a discount to their assets' underlying value. "Funds from operations" generally means a REIT's net income (excluding gains (or losses) from debt restructuring and sales of property) plus depreciation of real property. The Fund is "non-diversified."

Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities,
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),
o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and
o The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance

Since the Class C shares of the REIT Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the
Fund's Institutional Class shares with a broad measure of REIT market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            (9.76)%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Class C shares since the Fund's Institutional Class shares and the Fund's Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Class C shares are subject to higher expenses than the Fund's Institutional Class shares and the Fund's Class C shares are sold subject to sales charges. If the higher expenses and the sales charges were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (2.09)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 0.80% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (6.91)% for the quarter ended September 30, 1998.

Average Annual Total Return of the Fund's
Institutional Class Shares (as of 12/31/98)


                                                 Past One Year*

REIT Fund
                                                      (9.76)%

Morgan Stanley REIT Index**
                                                     (16.90)%


*    The Fund commenced investment operations on January 1, 1998.
** The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Small Cap Value Fund
(the "Small Cap Value Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Small Cap Value Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser, J.L. Kaplan Associates, LLC ("Kaplan Associates"), considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.

In selecting stocks for the Small Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.

Under normal market conditions, the Small Cap Value Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

Principal Risks

Investing in the Small Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund,
o        Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

Since the Class C shares of the Small Cap Value Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            (0.72)%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Class C shares since the Fund's Institutional Class shares and the Fund's Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Class C shares are subject to higher expenses than the Fund's Institutional Class shares and the Fund's Class C shares are sold subject to sales charges. If the higher expenses and the sales charges were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 3.87%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 14.20% for the quarter ended March 30, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (19.32)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                             Since Commencement of Investment
                  Past One Year               Operations of the Fund (12/30/97)

Small Cap Value Fund   (0.72)%                         1.27%

Russell 2000 Index*    (2.55)%                        (0.72)%

* The Russell 2000 Index consists of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers Core Equity Fund
(the "Core Equity Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Core Equity Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies.

In selecting investments for the Core Equity Fund, the Fund's sub-adviser, Waite & Associates, L.L.C. ("Waite"), will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors.

Although the common stocks in which the Core Equity Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Core Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund and
o        Potentially rapid price changes (volatility) of equity securities.

Fund Performance

Since the Class C shares of the Core Equity Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 1000 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the S&P 500 Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell 1000 Index as its new comparative index because the Russell 1000 Index more closely reflects the Fund's investment universe than the S&P 500 Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            21.47%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Class C shares since the Fund's Institutional Class shares and the Fund's Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Class C shares are subject to higher expenses than the Fund's Institutional Class shares and the Fund's Class C shares are sold subject to sales charges. If the higher expenses and the sales charges were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was (3.61)%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 16.04% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (9.47)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                           Since Commencement of Investment
                    Past One Year          Operations of the Fund (12/31/97)

Core Equity Fund      21.47%                         21.87%

Russell 1000 Index*   27.02%                         26.47%

S&P 500 Index*        28.57%                         27.82%

* The Russell 1000 Index consists of the 1000 largest U.S.-domiciled companies, ranked by market capitalization. The S&P 500 Index is a market value-weighted index of common stock prices for 500 selected stocks. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

Undiscovered Managers All Cap Value Fund
(the "All Cap Value Fund")
Investment Objective

Long-term growth of capital

Principal Investment Strategies

The All Cap Value Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser, E.R. Taylor Investments, Inc. ("E.R. Taylor"), believes are undervalued and therefore offer above-average potential for capital growth.

In selecting stocks for the All Cap Value Fund, E.R. Taylor will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheet and management.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the All Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,
o        Poor performance of individual stocks held by the Fund and
o        Potentially rapid price changes (volatility) of equity securities.

Fund Performance

Since the Class C shares of the All Cap Value Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 1998 calendar year. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 1000 Value Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. The table also includes the returns of the S&P 500 Index, the index against which the Fund was formerly compared. The Fund has chosen to use the Russell 1000 Value Index as its new comparative index because the Russell 1000 Value Index more closely reflects the Fund's investment universe than the S&P 500 Index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/98 (1)(2)

[BAR CHART]

                  1998

RETURN            16.48%

(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the Fund's Institutional Class shares are shown because they would have substantially similar annual returns to the Fund's Class C shares since the Fund's Institutional Class shares and the Fund's Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Fund's Class C shares are subject to higher expenses than the Fund's Institutional Class shares and the Fund's Class C shares are sold subject to sales charges. If the higher expenses and the sales charges were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 1999 was 2.79%.

During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 22.96% for the quarter ended December 31, 1998 and the lowest quarterly return of the Fund's Institutional Class shares was (17.75)% for the quarter ended September 30, 1998.

Average Annual Total Returns of the Fund's
Institutional Class Shares (as of 12/31/98)




                                             Since Commencement of Investment
                   Past One Year             Operations of the Fund (12/31/97)

All Cap Value Fund         16.48%                       16.03%

Russell 1000 Value Index*  15.63%                       15.20%

S&P 500 Index*             28.57%                       27.82%

* The Russell 1000 Value Index consists of those companies within the 1000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. The S&P 500 Index is a market value-weighted index of common stock prices for 500 selected stocks. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM International Equity Fund
(the "International Equity Fund")
Investment Objective

Capital appreciation

Principal Investment Strategies

The International Equity Fund seeks to achieve its objective by investing in common stocks or other equity securities of issuers of any market capitalization (small-, mid- or large-cap) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand.

Although permitted to invest in equity securities that are principally traded on any of the foregoing stock markets, the International Equity Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded on stock markets in countries included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. As of the date of this Prospectus, the countries included in the EAFE Index were:

Australia           France         Japan          Singapore
Austria             Germany        Netherlands    Spain
Belgium             Hong Kong      New Zealand    Sweden
Denmark             Ireland        Norway         Switzerland
Finland             Italy          Portugal       United Kingdom

In selecting investment securities for the International Equity Fund, the Fund's sub-adviser, Unibank Securities, Inc. ("Unibank"), focuses on identifying structural changes and understanding the implications of these changes and then identifying investment opportunities that result from these changes.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

Principal Risks

Investing in the International Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o A general decline in the stock markets of Europe, Asia, Australia or New Zealand,
o    Poor performance of individual stocks held by the Fund,
o    Potentially rapid price changes (volatility) of equity securities and
o The risks associated with investment in foreign securities generally,which include fluctuations in the value of the U.S. dollar relative to other countries' currencies, higher volatility than U.S. securities and limited liquidity, risks of unfavorable political and economic developments in foreign countries, and less extensive or reliable information about foreign companies than about U.S. companies.

Fund Performance

The International Equity Fund's performance is variable and how it has performed in the past is not necessarily an indication of how it will perform in the future. Since the Fund had less than a full calendar year of performance as of December 31, 1998, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

The Funds' Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Funds.

                                                                               Behavioral          REIT        Small Cap
                                                                               Growth Fund         Fund        Value Fund

                                                                                Class C          Class C         Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)..................................................   2.00%            2.00%          2.00%
   Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)....................................   1.00%            1.00%          1.00%
   Maximum Deferred Sales Charge (Load) (as a percentage of net
      amount invested or redemption proceeds, as applicable)(1)..............   1.00%            1.00%          1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............   none             none           none
Redemption Fees(2)...........................................................   none             none           none
Exchange Fees................................................................   none             none           none

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................   0.95%            1.05%          1.05%
Distribution and/or Service (12b-1) Fees (3).................................   1.00%            1.00%          1.00%
Other Expenses...............................................................   1.26%            1.05%          1.48%
Total Annual Fund Operating Expenses.........................................   3.21%            3.10%          3.53%
Fee Reduction and/or Expense Reimbursement (4)...............................   (0.91)%          (0.70)%        (1.13)%
Net Expenses (4).............................................................   2.30%            2.40%          2.40%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year and (iii) each Fund's operating expenses remain the same. Costs are shown for when you redeem and when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Behavioral Growth Fund                     REIT Fund                 Small Cap Value Fund
                           Redemption     No Redemption     Redemption     No Redemption      Redemption    No Redemption

One Year.................    $432           $331              $442           $341              $442           $341
Three Years..............    $995           $995              $982           $982              $1,068         $1,068
Five Years...............    $1,684         $1,684            $1,649         $1,649            $1,818         $1,818
Ten Years................    $3,516         $3,516            $3,429         $3,429            $3,789         $3,789

(1) A contingent deferred sales charge of 1.00% may apply to any Class C share purchase if an investor sells the shares within 18 months. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less. The contingent deferred sales charge does not apply to reinvested distributions. See Buying Shares -- Contingent Deferred Sales Charge below.
(2) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(3) 12b-1 fees cause long-term Class C shareholders to pay more than would be permitted if such fees were a front-end sales charge.
(4) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Class C shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.





                                                                               Core Equity        All Cap      International
                                                                                    Fund        Value Fund     Equity Fund

                                                                                 Class C          Class C        Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)..................................................    2.00%            2.00%          2.00%
   Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)....................................    1.00%            1.00%          1.00%
   Maximum Deferred Sales Charge (Load) (as a percentage of net
      amount invested or redemption proceeds, as applicable) (1).............    1.00%            1.00%          1.00%
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............    none             none           none
Redemption Fees (as a percentage of amount redeemed, if applicable) (2)......    none             none           1.00%(3)
Exchange Fees (as a percentage of amount exchanged, if applicable) ..........    none             none           1.00%(3)

Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)
Management Fees..............................................................    0.74%            0.74%          0.95%
Distribution and/or Service (12b-1) Fees (4).................................    1.00%            1.00%          1.00%
Other Expenses...............................................................    1.21%            30.53%         2.65%
Total Annual Fund Operating Expenses.........................................    2.95%            32.27%         4.60%
Fee Reduction and/or Expense Reimbursement (5)...............................    (0.96)%          (30.28)%       (2.15)%
Net Expenses (5).............................................................    1.99%            1.99%          2.45%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year and (iii) each Fund's operating expenses remain the same. Costs are shown for when you redeem and when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 Core Equity Fund                All Cap Value Fund             International Equity Fund
                           Redemption     No Redemption     Redemption     No Redemption      Redemption    No Redemption

One Year.................    $402           $300              $402           $300              $549           $346
Three Years..............    $914           $914              $5,209         $5,209            $1,283         $1,283
Five Years...............    $1,554         $1,554            $7,806         $7,806            $2,229         $2,229
Ten Years................    $3,271         $3,271            $10,129        $10,129           $4,625         $4,625

(1) A contingent deferred sales charge of 1.00% may apply to any Class C share purchase if an investor sells the shares within 18 months. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less. The contingent deferred sales charge does not apply to reinvested distributions. See Buying Shares -- Contingent Deferred Sales Charge below.
(2) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(3) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See Selling Shares -- Contingent Redemption Fee below.
(4) 12b-1 fees cause long-term Class C shareholders to pay more than would be permitted if such fees were a front-end sales charge.
(5) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2000, to reduce its fees and/or pay the expenses of the Funds' Class C shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See The Funds' Management -- Fund Expenses below.

Other Policies and Additional Disclosure on Risks
Other Policies
Additional Fund Investments
Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

Portfolio Turnover
The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

Investment Objectives and Policies of the Funds
The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

More About Risk
Common Stocks and Other Equity Securities
The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See Small Companies below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Small Companies
All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Value Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small manage-ment group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Real Estate Investment Trusts
The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self- liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.

Foreign Securities
The International Equity Fund will invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the International Equity Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the International Equity Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although the International Equity Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Equity Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the risks associated with foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The International Equity Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

In determining whether to invest in securities of foreign issuers, Unibank will consider the likely effects of foreign taxes on the net yield available to the International Equity Fund and to its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to its shareholders.

Foreign Currency
Most foreign securities in the International Equity Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The International Equity Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S.
dollars.

Currency Hedging Transactions
The International Equity Fund may, at the discretion of Unibank, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and options to buy or sell currencies and currency futures contracts. For more information on foreign currency hedging transactions, see the SAI. Unibank expects to engage in currency hedging transactions only under unusual circumstances. Therefore, investors in the International Equity Fund will ordinarily be exposed to the risks associated with fluctuations in the value of the U.S. dollar relative to the currencies in which the Fund's portfolio securities trade.

"Year 2000" Matters
Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub-administrator, transfer agent, custodian and certain other service providers to each of the Funds have reported that each has modified its systems, as necessary, to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

The Funds' Management

Investment Adviser
The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub- adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Each Fund that has completed at least a full fiscal year of investment operations as of the date of this Prospectus paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 1999, a management fee at the following annual percentage rates of such Fund's daily net assets, subject to the fee deferral arrangements described below:

                               Fund                              Fee Rate
                      Behavioral Growth Fund                      0.95%
                      REIT Fund                                   1.05%
                      Small Cap Value Fund                        1.05%
                      Core Equity Fund                            0.74%
                      All Cap Value Fund                          0.74%

The International Equity Fund (which has not completed a full fiscal year of investment operations as of the date of this Prospectus) pays to Undiscovered Managers a management fee at the annual rate of 0.95% the Fund's daily net assets, subject to the fee deferral arrangements described below.

Sub-Advisers and Portfolio Managers
Fuller & Thaler, formerly known as RJF Asset Management, Inc., is the sub-adviser to the Behavioral Growth Fund. As sub-adviser, Fuller & Thaler provides day-to-day management of the Fund's portfolio. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the Behavioral Growth Fund's portfolio. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

Bay Isle is the sub-adviser to the REIT Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's portfolio. Bay Isle, 160 Sansome Street, San Francisco, California 94104, was founded in 1986, and serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

William F.K. Schaff has day-to-day responsibility for managing the REIT Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

Kaplan Associates is the sub-adviser to the Small Cap Value Fund. As sub-adviser, Kaplan Associates provides day-to-day management of the Fund's portfolio. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Small Cap Value Fund's portfolio. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

Waite is the sub-adviser to the Core Equity Fund. As sub-adviser, Waite provides day-to-day management of the Fund's portfolio. Waite, 350 South Grand Avenue, Los Angeles, California 90017, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Waite serves as an investment adviser to institutional and private investors.

Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for managing the Core Equity Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served since then as President and Chief Investment Officer, first of that firm, then of Waite & Associates and now of Waite & Associates, L.L.C. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.

E.R. Taylor is the sub-adviser to the All Cap Value Fund. As sub-adviser, E.R. Taylor provides day-to-day management of the Fund's portfolio. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire 03301, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors.

Investment decisions for the All Cap Value Fund's portfolio are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992. Another member of E.R. Taylor's Investment Committee is Martha Cottrill, who has served as a Vice President and a Portfolio Manager of E.R. Taylor since 1990.

Unibank is the sub-adviser to the International Equity Fund. As sub-adviser, Unibank provides day-to-day management of the Fund's portfolio. Unibank, 13-15 West 54th Street, New York, New York 10019, was founded in 1994. Unibank or its affiliate, Unibank A/S, currently serves as an investment adviser to pension and profit sharing plans, trusts and other institutional and private investors.

Investment decisions for the International Equity Fund's portfolio are made by an investment team.

For each Fund that has completed at least a full fiscal year of investment operations as of the date of this Prospectus, Undiscovered Managers paid to the relevant sub-adviser for services rendered during such Fund's fiscal year ended August 31, 1999, a sub-advisory fee at the following annual percentage rates of such Fund's daily net assets:


                  Fund                      Sub-Adviser                         Fee Rate
                  ----                      -----------                         --------
         Behavioral Growth Fund             Fuller & Thaler                     0.60%
         REIT Fund                          Bay Isle                            0.70%
         Small Cap Value Fund               Kaplan Associates                   0.70%
         Core Equity Fund                   Waite                               0.40%
         All Cap Value Fund                 E.R. Taylor                         0.40%

For the International Equity Fund (which has not completed a full fiscal year of investment operations as of the date of this Prospectus), Undiscovered Managers pays to Unibank a sub-advisory fee at the following annual percentage rates of the specified levels of the International Equity Fund's average daily net assets:

Fund                              Sub-adviser                           Fee Rate as % of Fund's Net Assets

International Equity Fund         Unibank                               0.60%   of the first $200 million
                                                                        0.55%   of the next $100 million
                                                                        0.50%   of assets in excess of $300 million

Fund Expenses
Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Class C shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Class C expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Class C expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.99% for the All Cap Value Fund and the Core Equity Fund; 2.30% for the Behavioral Growth Fund; 2.40% for the REIT Fund and the Small Cap Value Fund; and 2.45% for the International Equity Fund. These agreements have terms running through December 31, 2000 and are renewable from year to year thereafter.

Other Arrangements
Undiscovered Managers Funds intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request will also seek to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub- adviser of any Fund is changed.

                                 Your Investment

Class C Shares

The Funds' Class C shares are offered with a 1.00% front-end sales charge, a 1.00% contingent deferred sales charge and a 1.00% 12b-1 fee. See Buying Shares -- Sales Charge, Buying Shares -- Contingent Deferred Sales Charge and Rule 12b-1 Fees below. Class C shares of the International Equity Fund are also subject to a contingent redemption fee. See Selling Shares -- Contingent Redemption Fee below. All of the Funds also offer Institutional Class shares and certain of the Funds offer Investor Class shares. For a description of such shares, see Additional Information below.

How Shares are Priced

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay (the "offering price") to buy Class C shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus, plus any applicable sales charge. See Buying Shares -- Sales Charge below. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Class C shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus, minus any applicable contingent deferred sales charge and any applicable redemption fee. See Selling Shares -- Contingent Deferred Sales Charge and Selling Shares -- Contingent Redemption Fee below.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value. With regard to the International Equity Fund, because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value.

Buying Shares

An investor may make an initial purchase of Class C shares of any Fund by submitting a completed application form and payment to:

  Undiscovered Managers Funds
  4400 Computer Drive
  P.O. Box 5181
  Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of Undiscovered Managers Funds, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for you if you are a new shareholder in Undiscovered Managers Funds and you initially invest less than $250,000 but sign a letter of intent stating your intention to bring your balance to $250,000 within six months after your initial purchase. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Undiscovered Managers reserves the right to redeem your account at net asset value if you have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment, less any sales charge, to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction. See Sales Charge below.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

  Boston Safe Deposit & Trust Company
  ABA #011001234
  Account #145483
  FBO: Shareholder Name and Account Number
  FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. In addition to the front-end and contingent deferred sales charges imposed by the Funds' distributor, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

Sales Charge
Class C shares of the Funds are offered at net asset value plus a 1.00% front-end sales charge. On each purchase, the net asset value is invested in the applicable Fund, and the sales charge is paid to the Funds' distributor. The Funds' distributor reallows the whole sales charge to the investment dealer who initiates and is responsible for the share purchase. In addition, at the time of sale, the Funds' distributor pays to the investment dealer an additional 1.00% of the purchase price. The additional 1.00% is paid by the Fund's distributor and not by the Funds or their shareholders.

Investment dealers who receive the additional 1.00% of the purchase price from the Fund's distributor will be eligible to receive the fee under the Class C Service and Distribution Plan associated with the purchase starting in the thirteenth calendar month after such purchase. No sales charge will be assessed on reinvested distributions into Class C shares or on exchanges from one Fund to another Fund.

                                  Total Sales Charge as a % of                  Amount Paid to Dealer as a
Amount of Purchase       Offering Price          Net Amount Invested              % of Public Offering Price
------------------       --------------          -------------------              --------------------------

All Amounts*                1.00%                         1.01%                         1.00%
----------------
* A Contingent Deferred Sales Charge of 1.00% may apply to any Class C share purchase.  See Contingent
Deferred Sales Charge below.

Contingent Deferred Sales Charge
For any Class C share purchase, a contingent deferred sales charge may apply if an investor sells the shares within eighteen months after purchase. The contingent deferred sales charge is 1.00% of the value of the shares sold or the net asset value of such shares at the time of purchase, whichever is less, which means that the maximum amount of the contingent deferred sales charge on a Class C share will never be greater than 0.99% of the offering price of such share at the time of its purchase. The contingent deferred sales charge is paid to the Funds' distributor. If an investor redeems any Class C shares in a Fund, the Fund will first redeem any shares in the investor's account that are not subject to the contingent deferred sales charge. If there are not enough of these shares to meet the investor's request, the Fund will redeem shares subject to the charge in the order they were purchased. Unless otherwise specified, when an investor requests to sell a stated dollar amount in a Fund, the Fund will redeem additional shares to cover any contingent deferred sales charge. For requests to sell a stated number of shares in a Fund, the Fund will deduct the amount of the contingent deferred sales charge, if any, from the sale proceeds.

No contingent deferred sales charge will be assessed on reinvested distributions, redemptions by a Fund when an account falls below the minimum required account size, redemptions following the death of the shareholder or beneficial owner, distributions from IRAs due to death or disability or returns of excess contributions (and earnings, if applicable) from retirement plan accounts. An exchange of Class C shares from one Fund to another Fund is not considered a redemption or a purchase for purposes of the contingent deferred sales charge. If a shareholder exchanges Class C shares of a Fund for Class C shares of another Fund, the eighteen-month holding period for purposes of the contingent deferred sales charge will continue to run after the exchange. In addition to the contingent deferred sales charge, a redemption fee applies to certain redemptions of shares of the International Equity Fund. See Selling Shares -- Contingent Redemption Fee below.



General Shareholder Services

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee may be required to establish these privileges after an account is opened.

Free Exchange Privilege. You may exchange Class C shares of any Fund, subject to any applicable redemption fees, for Class C shares of any other Fund. No front-end or contingent deferred sales charges will be imposed on any such exchange. You may not exchange Class C shares for Institutional Class shares or Investor Class shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

Retirement Plans. The Funds' Class C shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

Systematic Withdrawal Plan. If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

Automatic Investment Plan. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

Selling Shares
You can redeem shares of any Fund by sending a written request to:

                         PFPC Inc.
                         4400 Computer Drive
                         P.O. Box 5181
                         Westborough, MA 01581-5181
                         Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling Undiscovered Managers at 1-800- 667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(es) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, you should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide Undiscovered Managers with your account registration and address as it appears on the records of Undiscovered Managers Funds. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, the Funds' transfer agent, the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Trustees of Undiscovered Managers Funds from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Contingent Redemption Fee
The International Equity Fund is intended for long-term investors. In the Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund assesses a redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.

The contingent redemption fee will be paid to the International Equity Fund to help offset brokerage and other Fund costs associated with redemptions. The Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is one year or less, the contingent redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends.

                       Dividends, Distributions and Taxes

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of Undiscovered Managers Funds. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.

The International Equity Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the International Equity Fund's investment in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Any gain resulting from the sale or exchange of shares of a Fund will generally be subject to tax.

NOTE:The  foregoing  summarizes  certain tax  consequences  of  investing in the
     Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

                                 Rule 12b-1 Fees

Under a Service and Distribution Plan relating to Class C shares adopted by Undiscovered Managers Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, Undiscovered Managers Funds may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Class C shares and (ii) providing additional personal services to Class C shareholders and/or for the maintenance of Class C shareholder accounts. On an annual basis, the aggregate amount of fees under such plan with respect to each Fund will not exceed 1.00% of the Fund's average daily net assets attributable to its Class C shares. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             Additional Information

Currently, each Fund has three classes of shares--Institutional Class shares, Investor Class shares and Class C shares - except for the International Equity Fund and the All Cap Value Fund which have only two classes of shares -
Institutional Class shares and Class C shares. Certain other investment portfolios of Undiscovered Managers Funds have only Institutional Class shares, and one other investment portfolio of Undiscovered Managers Funds has only Institutional Class shares and Investor Class shares. Institutional Class shares and Investor Class shares are offered in separate prospectuses. Institutional Class shares and Investor Class shares are identical to Class C shares, except that (i) Class C shares are subject to certain front-end and contingent deferred sales charges, (ii) Institutional Class shares bear no 12b-1 fees, (iii)
Investor Class shares bear lower 12b-1 fees than Class C shares and (iv) Investor Class shares and Class C shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees and a Fund's Investor Class shares, if any, bear lower 12b-1 fees than Class C shares, Institutional Class shares and Investor Class shares of a Fund are expected to have a higher total return than Class C shares of such Fund. None of the classes of shares of any Fund have conversion rights into or may be exchanged for any other classes of shares of any Fund or any other investment portfolio of Undiscovered Managers Funds.

                              Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund's Class C shares since the commencement of such class's investment operations. Certain information reflects financial results for a single Class C share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Class C shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' annual report to shareholders, which is available upon request.


                                                           Behavioral Growth Fund       REIT Fund            Small Cap Value Fund

                                                                Class C(1)                Class C(2)              Class C(1)

                                                              Period ended              Period ended            Period ended
                                                              Aug. 31, 1999             Aug. 31, 1999           Aug. 31, 1999

Net Asset Value, beginning of period                              $19.44                  $11.19                  $13.86
Income from Investment Operations:
     Net investment income (loss) (+)                             (0.07)                   0.04                    (0.03)
     Net realized and unrealized gain (loss) on investments       1.91                    (0.06)                   (0.32)
                                                                  ----                    ------                   ------
     Total income (loss) from Investment Operations               1.84                    (0.02)                   (0.35)
                                                                  ----                    ------                   ------
Less Distributions:
     Dividends from net investment income                         0.00                    0.00                      0.00
     Distributions from capital gains                             0.00                    0.00                      0.00
                                                                  ----                    ----                      ----
     Total distributions                                          0.00                    0.00                      0.00
                                                                  ----                    ----                      ----
Net increase (decrease) in net asset value                        1.84                    (0.02)                   (0.35)
                                                                  ----                    ------                   ------
Net Asset Value, end of period                                    $21.28                  $11.17                  $13.51
                                                                  ======                  ======                   ======
Total Return**                                                    9.52%                   (0.18)%                  (2.53)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                               $185                    $20                       $117
Ratios to average net assets:
     Net investment income (loss) including reimbursement         (1.66)%*                4.57%*                   (0.97)%*
     Operating expenses including reimbursement                   2.25%*                  2.21%*                    2.31%*
Portfolio turnover rate***                                        72%                     67%                         56%
+    The operating expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered
     Managers, or both.  Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
     Net investment income (loss)                               (2.62)%*                      3.68%*               (2.19)%*
     Operating Expenses                                             3.21%*                    3.10%*                3.53%*
     Net investment income (loss) per share                    $(0.11)                       $0.03                $(0.06)
 -------------------------------------------
  *  Annualized
 **  Sales loads are not  reflected in total  return.  For periods less than one year,  percentages are not annualized.
***  For periods less than one year, percentages are not annualized.
(1)  The Behavioral  Growth Fund's Class C shares and the Small Cap Value Fund's
     Class C shares commenced investment operations on June 21, 1999.
(2)  The REIT Fund's Class C shares commenced investment operations on August 3,
     1999.
(A)  Represents less than $0.005 per share.



                                                              Core Equity Fund           All Cap Value Fund

                                                                Class C(1)                    Class C(2)

                                                              Period ended                  Period ended
                                                              Aug. 31, 1999                 Aug. 31, 1999

Net Asset Value, beginning of period                            $15.31                        $15.45
Income from Investment Operations:
     Net investment income (loss) (+)                           (0.00)(A)                     0.00(A)
     Net realized and unrealized gain (loss) on investments     (0.10)                        (0.27)
                                                                ------                        ------
     Total income (loss) from Investment Operations             (0.10)                        (0.27)
                                                                ------                        ------
Less Distributions:
     Dividends from net investment income                       0.00                          0.00
     Distributions from capital gains                           0.00                          0.00
                                                                ----                          ----
     Total distributions                                        0.00                          0.00
                                                                ----                          ----
Net increase (decrease) in net asset value                      (0.10)                        (0.27)
                                                                ------                        ------
Net Asset Value, end of period                                  $15.21                        $15.18
                                                                ======                        ======
Total Return**                                                  (0.65)%                       (1.75)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s)                             $5                            $33
Ratios to average net assets:
     Net investment income (loss) including reimbursement       (0.88)%*                      0.03%*
     Operating expenses including reimbursement                 1.99%*                        1.88%*
Portfolio turnover rate***                                      15%                           61%
+    The operating  expenses of the Fund may reflect a reduction of the advisory fee, an allocation of expenses to Undiscovered  Managers, or both. Had such actions not been taken,  the ratios and net  investment  income  (loss) per share would have been as follows:
     Net investment income (loss)                               (1.84)%*                     (30.36)%*
     Operating Expenses                                         2.95%*                       32.27%*
     Net investment income (loss) per share                     $0.00(A)                     $(1.15)
 -------------------------------------------
  *  Annualized
 **  Sales loads are not  reflected in total  return.  For periods less than one year, percentages are not annualized.
***  For periods less than one year, percentages are not annualized.
(1)  The Core Equity Fund's Class C shares  commenced  investment  operations on
     August 31, 1999.
(2)  The All Cap Value Fund's Class C shares commenced investment  operations on
     May 27, 1999.
(A)  Represents less than $0.005 per share.


The International Equity Fund's Class C shares had not commenced investment operations until September 27, 1999, and therefore have no financial highlights for the period ended August 31, 1999.

                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

Statement of Additional Information
The SAI provides more information about the Funds and the other investment portfolios of Undiscovered Managers Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

Annual/Semi-Annual Report
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditor's report and financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and the Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, the Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds or any of the other investment portfolios of Undiscovered Managers Funds, you may call toll free 1-888-242-3514 or write to:

                  Undiscovered Managers Funds
                  Plaza of the Americas
                  700 North Pearl Street, Suite 1700
                  Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds on our Web site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operations of the Public Reference Room. Reports and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds are available on the Securities and Exchange Commission's Web site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549- 6009.

                                   (Undiscovered Managers Funds' SEC Investment
                                           Company Act file number is 811-8437)

                       [LOGO] undiscovered managers (TM)

                       Statement of Additional Information

                                December 28, 1999

                                       for

                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                   UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                UNDISCOVERED MANAGERS BEHAVIORAL LONG/SHORT FUND
                  UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND
                         UNDISCOVERED MANAGERS REIT FUND
                   UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                     UNDISCOVERED MANAGERS HIDDEN VALUE FUND
                     UNDISCOVERED MANAGERS CORE EQUITY FUND
                    UNDISCOVERED MANAGERS ALL CAP VALUE FUND
                          UM INTERNATIONAL EQUITY FUND
                     UM INTERNATIONAL SMALL CAP EQUITY FUND

                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS


This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated December 28, 1999, the Undiscovered Managers Funds' Investor Class Prospectus dated December 28, 1999 and the Undiscovered Managers Funds' Class C Prospectus dated December 28, 1999, of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by the relevant Prospectus. If a Fund has more than one form of current prospectus, each reference to the "Prospectus" in this SAI shall include all of such Fund's prospectuses unless otherwise noted. This SAI should be read together with the applicable Prospectus. A free copy of the applicable Prospectus may be obtained by calling 1-888-242-3514 or by sending a request to Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201.

Certain disclosure has been incorporated by reference from the Funds' annual report to shareholders. The Funds' annual report to shareholders may be obtained, without charge, by calling 1-888-242-3514.

                                TABLE OF CONTENTS

Organization and Classification...............................................3
Investment Objectives, Policies and Restrictions..............................3
Additional Description of Investments, Investment Practices and Risks.........6
Management of the Trust......................................................11
Ownership of Shares of the Funds.............................................13
Investment Advisory and Other Services.......................................21
Portfolio Transactions and Brokerage.........................................29
Description of the Trust.....................................................31
Additional Purchase and Redemption Information...............................34
Net Asset Value..............................................................38
Income Dividends, Capital Gain Distributions and Tax Status..................38
Calculation of Total Return..................................................41
Performance Comparisons......................................................42
Financial Statements.........................................................45
Appendix A--Publications That May Contain Fund Information..................A-1
Appendix B--Advertising and Promotional Literature..........................B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). Each Fund is a series of the Trust. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. Each Fund is a series of the Trust.

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for Undiscovered Managers REIT Fund (the "REIT Fund") and Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), which are "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each Fund are summarized in the Prospectus under "The Funds." The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Investment Restrictions--Undiscovered Managers All Cap Value Fund, Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers Core Equity Fund, Undiscovered Managers Hidden Value Fund, Undiscovered Managers REIT Fund, Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Special Small Cap Fund, UM International Equity Fund and UM International Small Cap Equity Fund

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), the Special Small Cap Fund, the REIT Fund, Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"), Undiscovered Managers Core Equity Fund (the "Core Equity Fund"), Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"), UM International Equity Fund (the "International Equity Fund") and UM International Small Cap Equity Fund (the "International Small Cap Equity Fund").

Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Investment Restrictions--Undiscovered Managers Behavioral Long/Short Fund

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund").

The Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. Short sales and related borrowings of securities are not subject to this restriction.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings; any pledge or encumbrance of assets; short sales; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.

Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

SHORT SALES
The Behavioral Long/Short Fund will seek to realize gains through short sales. Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a future decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price. The Fund's use of short sales may cause the Fund to realize higher amounts of short-term capital gains which are generally taxed at ordinary income tax rates than it would if it did not engage in short sales.

REPURCHASE AGREEMENTS
Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES
The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

LEVERAGE
Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to Undiscovered Managers, LLC ("Undiscovered Managers"), for investment advisory and administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.

FOREIGN CURRENCY HEDGING TRANSACTIONS
Each of the International Equity and the International Small Cap Equity Funds (the "International Funds") may engage in foreign currency exchange transactions. The International Funds may (i) purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate, (ii) enter into negotiated contracts to purchase or sell foreign currencies at a future date ("forward contracts"), (iii) purchase and sell standardized, exchange-traded foreign currency futures contracts and (iv) purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

The precise matching of the amounts of foreign currency exchange transactions and the value of any related portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, in cases where a Fund seeks to protect the value of portfolio securities through a foreign currency hedging transaction, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Foreign currency transactions that are intended to hedge the value of securities a Fund owns or contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS
A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts are traded on futures exchanges.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a date selected in accordance with exchange rules in a predetermined month. Forward contracts may be in any amounts agreed upon by the parties rather than standardized amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on an exchange; a clearing corporation associated with the exchange typically assumes responsibility for closing out such contracts. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. It may therefore be more difficult to effect a closing transaction with respect to a forward contract than with respect to a futures contract.

Positions in foreign currency futures contracts may be closed out only on an exchange that provides a secondary market in such contracts. Although the Funds intend to purchase or sell foreign currency futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

Each International Fund will maintain cash or liquid securities eligible for purchase by such Fund in a segregated account with the Fund's custodian in an amount at least equal to (i) the difference between the current value of such Fund's liquid holdings that settle in the relevant currency and such Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

FOREIGN CURRENCY OPTIONS
Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION
Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

For  a  discussion   of  tax   considerations   relating  to  foreign   currency
transactions, see "Income Dividends, Capital Gain Distributions and Tax Status" below.


                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, Undiscovered Managers, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Trustees of the Trust.

The Trustees and officers of the Trust, their ages, addresses and principal occupations during the past five years are as follows:

*Mark P. Hurley (41)--Trustee and President. President and Chief Executive Officer of Undiscovered Managers since September, 1997; formerly Managing Director of Merrill Lynch & Company from February, 1996 to January, 1997; formerly Vice President of Goldman, Sachs & Co. from August, 1992 to February, 1996.

Roger B. Keating (38)--Trustee. 808 Brannan Street, 2nd Floor, San Francisco, California 94103; President and Chief Executive Officer of ReacTV, an online news broadcasting firm, since March, 1998; Senior Vice President of Online Division of Comcast Cable Communications from May, 1996 to March, 1998; Area Vice President and General Manager of West Florida area of Comcast Cable Communications from August, 1993 to May, 1996.

Matthew J. Kiley (37)--Trustee. 849 Foxfield Road, Lower Gwynedd, Pennsylvania 19002; self-employed; formerly Executive Vice President of Campus Services at ARAMARK from May, 1998 to October, 1999 and Executive Vice President of Sports and Entertainment and Vice President of Global Food and Support Services at ARAMARK Corp. from September, 1996 to May, 1998; formerly Manager at McKinsey & Company from January, 1990 to September, 1996.

Robert  P.  Schmermund   (44)--Trustee.   900  19th  Street,  N.W.,  Suite  400,
Washington, D.C. 20006; Communications Director of America's Community Bankers since January, 1993.

Brian  J.  O'Neill  (31)--Treasurer.   3200  Horizon  Drive,  King  of  Prussia,
Pennsylvania 19406; Director of Financial Reporting Department for PFPC Inc., since June, 1994.

Mary Chris Sayre (36)--Secretary. Employee of Undiscovered Managers since October, 1997; formerly Assistant to Chairman and President and Special Events Coordinator at Prentiss Properties Trust from February, 1997 to October, 1997; formerly Director of University Honors

Program and Dedman College Mentoring Program at Southern Methodist University from June, 1991 to February, 1997.
-----------------------------
* Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or of Undiscovered Managers.

The  address  of  each  Trustee  and  officer  of  the  Trust   affiliated  with
Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.

The Trust pays no compensation to any of its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 1999 to the persons who served as Trustees during such period:

                                                                                  Total Compensation
                                        Aggregate Compensation                    From Trust and
Person                                  From Trust                                Fund Complex*

Mark P. Hurley                          $0                                        $0
Roger B. Keating                        $10,000(1)                                $10,000
Matthew J. Kiley                        $10,000(2)                                $10,000
Robert P. Schmermund                    $10,000(2)                                $10,000
-----------------------
*        No Trustee  received any  compensation  from any mutual fund affiliated with Undiscovered Managers, other than the Trust.
(1)      Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.
(2)      Matthew J. Kiley and Robert P. Schmermund each deferred receipt of $2,500 of such compensation pursuant to the fee deferral arrangements described above.

                        OWNERSHIP OF SHARES OF THE FUNDS

As of November 30, 1999, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.

         Fund                               Name and Address                       % Ownership
Behavioral Growth Fund                      None

Behavioral Value Fund                       Ingersoll & Co.                            27.20
                                            P.O. Box 10478
                                            Des Moines, IA 50306

Behavioral Long/Short Fund                  FTC & Co.                                  34.55
                                            Datalynx #846058621
                                            House Account
                                            P.O. Box 173736
                                            Denver, CO 80217

                                            BankBoston Custodian f/b/o                 30.90
                                            Dr. Roy F. Kokenge IRA
                                            819 North 53 Ave.
                                            Yakima, WA 98908

Special Small Cap Fund                      None

REIT Fund                                   None

Small Cap Value Fund                        None

Hidden Value Fund                          Security Trust Co. Trustee,                 34.14
                                           Continental Conveyer & Equipment Co.
                                           401(k) Plan 2390 E. Camelback Rd.,
                                           Suite 240 Phoenix, AZ 85016

Core Equity Fund                           None

All Cap Value Fund                         None

International Equity Fund                  Forbank & Co.                               95.99
                                           c/o Bankers Trust Co.
                                           P.O. Box 704
                                           Church Street Station
                                           New York, NY 10008

International Small Cap Equity Fund        Forbank & Co.                               83.66
                                           c/o Bankers Trust Co.
                                           P.O. Box 704
                                           Church Street Station
                                           New York, NY 10008


                           Institutional Class Shares

As of November 30, 1999, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:

        Fund                                Name and Address                                  % Ownership

Behavioral Growth Fund                  Charles Schwab & Co., Inc.                               38.52
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        Fidelity Investments Institutional                       29.18
                                        Operations,  Inc.,  as agent for certain
                                        employee  benefit plans 100 Magellan Way
                                        Covington, KY 41045

Behavioral Value Fund                   Charles Schwab & Co., Inc.                               37.82
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        Ingersoll & Co.                                          27.20
                                        P.O. Box 10478
                                        Des Moines, IA 50306

                                        Bank Boston Cust.                                         7.78
                                        f/b/o Dr. Roy F. Kokenge IRA
                                        819 North 53 Ave.
                                        Yakima, WA 98908

                                        John L. Kling &                                           5.50
                                        Lisbeth H. Kling, JTWROS
                                        872 SE Edgeknoll Dr.
                                        Pullman, WA 99163

Behavioral Long/Short Fund              FTC & Co.                                                34.73
                                        Datalynx #846058621
                                        House Account
                                        P.O. Box 173736
                                        Denver, CO 80217

                                        Bank Boston Cust.                                        31.07
                                        f/b/o Dr. Roy F. Kokenge IRA
                                        819 North 53 Ave.
                                        Yakima, WA 98908




        Fund                               Name and Address                                    % Ownership

Behavioral Long/Short Fund              Russell J. Fuller TTEE                                     11.90
                                        Fuller Revocable Trust
                                        2202 Bettina Ave.
                                        Belmont, CA 94002

                                        Charles Schwab & Co., Inc.                                 8.03
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

Special Small Cap Fund                  Charles Schwab & Co., Inc.                                 81.36
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

REIT Fund                               Charles Schwab & Co., Inc.                                 87.37
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

Small Cap Value Fund                    Charles Schwab & Co., Inc.                                70.38
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        Donaldson Lufkin Jenrette                                  8.94
                                        Securities Corporation Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ  07303-9998

Hidden Value Fund                       Charles Schwab & Co., Inc.                                22.77
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        Mark P. Hurley                                             5.54
                                        4121 Caruth Blvd.
                                        Dallas, TX 75225

                                        Philip D. Barrett                                          6.85
                                        P.O. Box 531
                                        New Castle, NH 13854






     Fund                                   Name and Address                                 % Ownership

Core Equity Fund                        Charles Schwab & Co., Inc.                               76.47
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        FTC & Co.                                                 6.88
                                        Attn:  Datalynx House Account
                                        717 17th St. Suite 2600
                                        Denver, CO 80202-3323

All Cap Value Fund                      Charles Schwab & Co., Inc.                                38.06
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        BankBoston Cust IRA                                       12.06
                                        f/b/o Charles L. Edson
                                        5802 Surrey St.
                                        Chevy Chase, MD 20815-5419

                                        Mark P. Hurley                                            8.58
                                        4121 Caruth Blvd.
                                        Dallas, TX 75225

                                        BankBoston Cust                                           7.81
                                        James P. Nicholls IRA Rollover
                                        737 Cole St.
                                        San Francisco, CA 94117

                                        Undiscovered Managers LLC                                 7.52
                                        700 North Pearl Street
                                        Dallas, TX 75201

International Equity Fund               Forbank & Co.                                            96.29
                                        c/o Bankers Trust Co.
                                        P.O. Box 704 Church Street Station
                                        New York, NY 10008

International Small Cap Equity          Forbank & Co.                                            83.75
Fund                                    c/o Bankers Trust Co.
                                        P.O. Box 704 Church Street Station
                                        New York, NY 10008

                                        FTC & Co.                                                11.72
                                        Datalynx #846058621
                                        House Account
                                        P.O. Box 173736
                                        Denver, CO 80217

                                      -16-

                              Investor Class Shares


As of November 30, 1999, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Investor Class shares of the following Funds:

      Fund                                Name and Address                                     % Ownership

Behavioral Growth Fund                  Dain Rauscher Inc. f/b/o                                  13.44
                                        Michael G. King
                                        Elizabeth W. King
                                        Long Term Account
                                        JT TEN/WROS
                                        14800 164th Place N.E.
                                        National Investors SVC Corp.                               9.91
                                        For the  exclusive  benefit of customers
                                        55 Water Street, 32nd Floor New York, NY
                                        10041-3299

                                        Dain Rauscher Inc. f/b/o                                    8.37
                                        Washington Law School Foundation
                                        Attn:  Judi Christianson
                                        1100 N.E. Campus Parkway
                                        Seattle, WA 98105

                                        Bruce G. Garner                                             5.24
                                        Kaye F. Garner JTWROS
                                        30 Edwardes Square
                                        London UK W8 6HH

REIT Fund                               Allen D. Kroll TTEE                                         46.90
                                        Howard J. Rubin TTEE
                                        Davis & Gilbert LLP
                                        Prof. Shar. Ret. Pl U/A 1/1/90
                                        1740 Broadway
                                        New York, NY 10019-4315

                                        Dain Rauscher Inc. f/b/o                                    17.46
                                        William F. Etter
                                        Mary Beth O. Etter
                                        JT TEN
                                        Portfolio Focus
                                        East 1906 23rd Ave.

                                        Dain Rauscher Custodian                                     10.75
                                        James L. Kirschbaum
                                        A/C #4702-1780
                                        Qualified IRA Rollover
                                        South 6819 Highland Park Drive
                                        Spokane, WA 99223

                                      -17-




   Fund                                   Name and Address                                     % Ownership

REIT Fund                               FMT Co Cust IRA                                            5.45
                                        FB0 Marilyn Bauer Davison
                                        1064 Baumock Burn Drive
                                        Columbus, OH 43235

Small Cap Value Fund                    Security Trust Co. TTEE                                    61.68
                                        Continental Conveyer & Equipment Co.
                                        401(k)Pl
                                        2390 E. Camelback Rd., Suite 240
                                        Phoenix, AZ 85016

                                        Security Trust Co. TTEE                                    22.21
                                        f/b/o Continental Conveyor &
                                        Equipment Co./Target Benefit Pl
                                        2390 E. Camelback Rd., Suite 240
                                        Phoenix, AZ 85016

Hidden Value Fund                       Security Trust Co.TTEE Continental                        67.65
                                        Conveyer & Equipment Co. 401(k) Pl
                                        2390 E. Camelback Rd., Suite 240
                                        Phoenix, AZ 85016

                                        Security Trust Co. TTEE                                    28.46
                                        f/b/o Continental Conveyor &
                                        Equipment Co/Target Benefit Pl
                                        2390 E. Camelback Rd., Suite 240
                                        Phoenix, AZ 85016

Core Equity Fund                        Charles Schwab & Co., Inc.                                 91.46
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104

                                        Undiscovered Managers, LLC                                  8.54
                                        700 North Pearl Street
                                        Dallas, TX 75201

All Cap Value Fund                      Undiscovered Managers, LLC                                 100.00
                                        700 North Pearl Street
                                        Dallas, TX 75201

                                      -18-



                                 Class C Shares

As of November 30, 1999, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Class C shares of the following Funds:

        Fund                                 Name and Address                                    % Ownership

Behavioral Growth Fund                  Donaldson Lufkin Jenrette Securities                        59.50
                                        Corporation Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303-9998

                                        Alan E. Warrender TTEE                                      11.85
                                        FB0 Alan E. Warrender Rev. Tr.
                                        U/A 6/12/97
                                        40586 Via Jalapa
                                        Murrieta, CA 92562

                                        Wachovia Securities, Inc.                                    9.61
                                        FBO 402-06195-18
                                        P.O. Box 1220
                                        Charlotte, NC 28201-1220

REIT Fund                               Donaldson Lufkin Jenrette Securities                        83.50
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303-9998

                                        First Trust Corp. TTEE                                      16.49
                                        f/b/o Patricia A. Gordon
                                        A/C#002448560001 06/05/1985
                                        P.O. Box 173301
                                        Denver, CO 80217-3301

Small Cap Value Fund                    Donaldson Lufkin Jenrette Securities                        72.47
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303-9998

                                        First Trust Corp. TTEE                                      12.89
                                        f/b/o Patricia A. Gordon
                                        A/C#002448560001 06/05/1985
                                        P.O. Box 173301
                                        Denver, CO 80217-3301

                                        NFSC FEBO #0C8-220450                                       7.53
                                        NFSC/FMTC IRA
                                        f/b/o Laurel J. Rocchio
                                        24 Ledge Road
                                        East Greenwich, RI 02818

                                      -19-





      Fund                                 Name and Address                                    % Ownership

Small Cap Value Fund                    NFSC FEBO #0SN-250600                                     26.86
                                        Anthony F. Grant
                                        c/o Restaurant Bricco
                                        78 Laselle Road
                                        West Hartford, CT 06170

                                        NFSC FEBO #0SN-522260                                      26.86
                                        Michael A. Grant
                                        100 Wells St., Apt. 704
                                        Bushnell Plaza
                                        Hartford, CT 06103

                                        Raymond G. Douillard & Arlene A.                            8.47
                                        Douillard,JTWROS
                                        42 Stephanie Lane
                                        Westfield, MA 01085

International Equity Fund               Lynn D. Surls                                               99.92
                                        Kathryn L. Surls JTWROS
                                        7227 Lane Park Drive
                                        Dallas, TX 75225



                       Ownership by Trustees and Officers

As of November 30, 1999, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund, except for Institutional Class shares of the following Funds, which represent the following percentage ownership of Institutional Class shares of such Funds:

      Fund                              Shares               % Ownership
      ----                              ------               -----------
Special Small Cap Fund                17,125.181                 1.47
Hidden Value Fund                      7,448.673                 5.54
Core Equity Fund                       5,319.333                 1.97
All Cap Value Fund                     5,195.656                 8.58

None of the foregoing amounts include amounts owned by Undiscovered Managers, of which Mr. Hurley, a Trustee and the President of the Trust, is a controlling person.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS
As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" in the Prospectus. Undiscovered Managers is a limited liability company organized under the laws of Delaware with two voting members, Mark P. Hurley and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each owning more than 25% of the voting securities of Undiscovered Managers and therefore regarded to control Undiscovered Managers for purposes of the 1940 Act. As disclosed in this SAI under the heading "Management of the Trust," (i) Mark P. Hurley is a Trustee and the President of the Trust as well as the President and Chief Executive Officer and a controlling member of Undiscovered Managers, and (ii) Mary Chris Sayre is the Secretary of the Trust as well as an employee of Undiscovered Managers. Undiscovered Managers is further affiliated with the Trust through its ownership as of September 30, 1999, of more than 5% of the outstanding shares of the All Cap Value Fund.

Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. Such fees are paid by each class of shares of the relevant Fund based upon the average daily net assets of such class. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 1998 and August 31, 1999, the advisory fees incurred by the Funds to Undiscovered Managers pursuant to the relevant advisory agreement (before giving effect to expense reductions under the expense deferral arrangements described below), and the amount of expense reductions under the expense deferral arrangements relating to the advisory fee, were as follows:

                                Fiscal Year Ended August 31, 1998          Fiscal Year Ended August 31, 1999
                                ---------------------------------          ---------------------------------
Fund                            Advisory Fee      Expense Reduction        Advisory Fee        Expense Reduction
----                            ------------      -----------------        ------------        -----------------
Behavioral Growth Fund              $22,389             $22,389                $376,813              $218,521
Behavioral Value Fund                  -0-*                -0-*                 $10,202               $10,202
Behavioral Long/Short Fund             -0-*                -0-*                 $50,272               $50,272
Special Small Cap Fund              $61,497             $61,497                $155,906               $28,586
REIT Fund                           $36,513             $36,513                $182,364              $100,455
Small Cap Value Fund                $31,827             $31,827                $183,573              $130,092
Hidden Value Fund                    $4,606              $4,606                 $19,851               $19,851
Core Equity Fund                     $3,175              $3,175                 $32,670               $32,670
All Cap Value Fund                   $1,260              $1,260                  $4,879                $4,879
International Equity Fund              -0-*                -0-*                 $28,069               $28,069
International Small Cap                -0-*                -0-*                 $38,928               $38,928
   Equity Fund
-------------------
*The Fund had not commenced operations as of August 31, 1998.

                                      -21-


The advisory fee payable by the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate and an example of such rate at various levels of performance see "The Funds -- The Funds' Management" in the Prospectus.

As described in the Prospectus, Undiscovered Managers has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.

Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser. Each of the sub-advisers, except Unibank Securities, Inc., is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc.); David J. Steirman and Abbott J. Keller (Kestrel Investment Management Corporation); Gary G. Pollock and William F.K. Schaff (Bay Isle Financial Corporation); James L. Kaplan (J.L. Kaplan Associates, LLC); Leslie A. Waite (Waite & Associates, L.L.C.); and Sherwood T. Small (E.R. Taylor Investments, Inc.). Unibank Securities, Inc., is regarded for purposes of the 1940 Act as being controlled by Unidanmark A/S, a publicly traded financial services holding company in Denmark.

Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by Undiscovered Managers out of the fees it receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 1998 and August 31, 1999, Undiscovered Managers paid the following amounts as sub-advisory fees to the following sub-advisers pursuant to the relevant sub-advisory agreements:

                                                                       Sub-Advisory Fee          Sub-Advisory Fee
         Fund                         Sub-Adviser                      For Fiscal Year 1998      For Fiscal Year 1999
         ----                         -----------                      ---------------------     --------------------
Behavioral Growth Fund     Fuller & Thaler Asset Management, Inc.            $14,139                   $237,987
Behavioral Value Fund      Fuller & Thaler Asset Management, Inc.               -0-*                     $6,801
Behavioral Long/Short Fund Fuller & Thaler Asset Management, Inc.               -0-*                    $38,921
Special Small Cap Fund     Kestrel Investment Management Corporation         $42,754                   $113,040
REIT Fund                  Bay Isle Financial Corporation                    $24,342                   $121,576
Small Cap Value Fund       J.L. Kaplan Associates, LLC                       $21,214                   $122,382
Hidden Value Fund          J.L. Kaplan Associates, LLC                        $2,907                    $15,159
Core Equity Fund           Waite & Associates, L.L.C.                         $1,715                    $17,659
All Cap Value Fund         E.R. Taylor Investments, Inc.                        $680                     $2,637
International Equity Fund  Unibank Securities, Inc.                             -0-*                    $17,728
International Small Cap    Unibank Securities, Inc.                             -0-*                    $27,080
   Equity Fund
------------------------------
*The Fund had not commenced operations as of August 31, 1998.

The sub-advisory fee payable by Undiscovered Managers relating to the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate, see "The Funds -- The Funds' Management" in the Prospectus.

Each Fund's advisory agreement and related sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers," and each of the International Funds' advisory agreements also provides that Undiscovered Managers owns all rights to and control of the name "UM." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" or "UM," as applicable, in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.

Each sub-advisory agreement relating to a Fund may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.

Each Fund's advisory agreement and related sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management" in the Prospectus.

TRUST EXPENSES
The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class shares or Class C shares, as applicable. Certain other expenses relating to a particular class (such as class specific shareholders services fees) may be allocated solely to that class.

As described in the Prospectus, Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class, Investor Class and Class C shares in order to limit such classes' expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses) to the following annual percentage rates of their respective average daily net assets, subject to the obligation of each class of a Fund to repay Undiscovered Managers such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred):

         Fund                               Institutional Class        Investor Class      Class C
         ----                               -------------------        --------------      -------
Behavioral Growth Fund                    1.30%                        1.65%                 2.30%
Behavioral Value Fund                     1.40%                        N/A*                   N/A*
Behavioral Long/Short Fund                2.00%                        N/A*                   N/A*
Special Small Cap Fund                    0.55% plus the advisory      N/A*                   N/A*
                                          fee rate for the year
                                          in question
REIT Fund                                 1.40%                       1.75%                  2.40%
Small Cap Value Fund                      1.40%                       1.75%                  2.40%
Hidden Value Fund                         1.30%                       1.65%                   N/A*
-------------------------------
* The Fund does not currently offer such class.



         Fund                             Institutional Class        Investor Class            Class C
Core Equity Fund                          0.99%                        1.34%                   1.99%
All Cap Value Fund                        0.99%                        N/A*                    1.99%
International Equity Fund                 1.45%                        N/A*                    2.45%
International Small Cap Equity Fund       1.60%                        N/A*                    N/A*
-------------------------------
* The Fund does not currently offer such class.

These agreements have a term ending on December 31, 2000 and are renewable year to year thereafter.

ADMINISTRATOR
Pursuant  to  an  Administrative   Services  Agreement  between  the  Trust  and
Undiscovered Managers, Undiscovered Managers has agreed to provide all administrative services to the Funds, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of such Fund's average net asset value. During the Trust's fiscal year ended August 31, 1998 and August 31, 1999, the following amounts were paid or payable to Undiscovered Managers pursuant to the Administrative Services
Agreement:

                                                    Administration Fee                       Administration Fee
                                                    For the Fiscal Year                        For the Fiscal Year
         Fund                                     Ended August 31, 1998                      Ended August 31, 1999
                                                  ---------------------                      ---------------------
Behavioral Growth Fund                                    $5,892                                     $99,161
Behavioral Value Fund                                       -0-*                                      $2,429
Behavioral Long/Short Fund                                  -0-*                                      $8,109
Special Small Cap Fund                                   $13,369                                     $39,702
REIT Fund                                                 $8,693                                     $43,420
Small Cap Value Fund                                      $7,578                                     $43,708
Hidden Value Fund                                         $1,212                                      $5,224
Core Equity Fund                                          $1,073                                     $11,037
All Cap Value Fund                                          $426                                      $1,648
International Equity Fund                                   -0-*                                      $7,387
International Small Cap Equity Fund                         -0-*                                      $8,463
-----------------------
*The Fund had not commenced operations as of August 31, 1998.

These amounts were subject to reduction and reimbursement under the expense deferral arrangements described above. Undiscovered Managers has entered into an agreement with PFPC Inc. to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers.

DISTRIBUTOR
Institutional Class, Investor Class and Class C shares are sold on a continuous basis by the Trust's distributor, Provident Distributors, Inc. (the "Distributor"), Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428. Under the Distribution Agreement between the Trust and the Distributor, the Distributor is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation. Prior to December 1, 1999, First Data Distributors, Inc. ("First Data Distributors"), 4400 Computer Drive, Westborough, Massachusetts 01581 was the distributor to the Trust. During the fiscal year ended

August 31, 1998, First Data Distributors received no underwriting commissions from the Trust. During the fiscal year ended August 31, 1999, First Data Distributors received the following underwriting commissions relating to the following Funds:


         Fund                               Underwriting Commissions
         ----                               ------------------------
Behavioral Growth Fund                               $1,814
REIT Fund                                               $195
Small Cap Value Fund                                 $1,225
Core Equity Fund                                        $49
All Cap Value Fund                                      $346
International Equity Fund                               -0-

None of the underwriting commissions listed above were retained by First Data Distributors.

SERVICE AND DISTRIBUTION PLANS
As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class shares and a Service and Distribution Plan relating to its Class C shares (together, the "Service and Distribution Plans"). The Service and Distribution Plans permit the Trust to pay to the Distributor or any successor principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the Distributor or any successor principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan with respect to Investor Class shares provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the
Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan relating to Investor Class shares with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Service and Distribution Plan with respect to Class C shares provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Class C shares of the Trust and (ii) providing additional personal services to the Trust's Class C shareholders and/or for the maintenance of Class C shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan relating to Class C shares with respect to each Fund will not exceed 1.00% of the Fund's average daily net assets attributable to its Class C shares. The Service and Distribution Plans are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Service and Distribution Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

Each Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities or Class C voting securities, as applicable, of that Fund (as defined in the 1940 Act). Any change in a Service and Distribution Plan that would materially increase the cost to the Investor Class shares or Class C shares, as applicable, of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class or Class C shareholders, as applicable, of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to a Service and Distribution Plan requires a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of such Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plans are in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

Each Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.

For the Trust's fiscal year ended August 31, 1999, the following Funds paid First Data Distributors (the former distributor of the Trust) the following amounts under the Service and Distribution Plan relating to their Investor Class shares:

                                                                                Amount paid during fiscal
                           Fund                                                  year ended August 31, 1999
                           ----                                                 ---------------------------
         Behavioral Growth Fund                                                             $6,158
         REIT Fund                                                                             $452
         Small Cap Value Fund                                                                $1,197
         Hidden Value Fund                                                                   $2,167
         Core Equity Fund                                                                      $728
         All Cap Value Fund                                                                    $181

                                      -27-


For the Trust's fiscal year ended August 31, 1999, the following Funds paid First Data Distributors the following amounts under the Service and Distribution Plan relating to their Class C shares:

                                                                                Amount paid during fiscal
                           Fund                                                  year ended August 31, 1999
                           ----                                                 ---------------------------
         Behavioral Growth Fund                                                                  $177
         REIT Fund                                                                                $15
         Small Cap Value Fund                                                                    $139
         Core Equity Fund                                                                         $0
         All Cap Value Fund                                                                       $35
         International Equity Fund                                                                 $0

The Trustees of the Trust believe that the Service and Distribution Plans will provide benefits to each Fund with Investor Class shares and Class C shares, as applicable. The Trustees of the Trust believe that the Service and Distribution Plan relating to Investor Class shares is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class shares, and thus higher asset levels in the Funds with Investor Class shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class shares that would occur in the absence of such Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that the Service and Distribution Plan relating to Class C shares is likely to result in greater sales and/or fewer redemptions of the Trust's Class C shares, and thus higher asset levels in the Funds with Class C shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Class C shares that would occur in the absence of such Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class shares and Class C shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.

ADDITIONAL ARRANGEMENTS

Custodial Arrangements. The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for each Fund except the Behavioral Long/Short Fund. Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, is the custodian for the Behavioral Long/Short Fund. The custodians hold in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds. Upon instruction, the custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodians also maintain certain accounts and records of the Funds.

Independent Auditors. The Funds' independent auditors are Deloitte & Touche LLP, 116-300 Village Blvd., Princeton, New Jersey 08540. Deloitte & Touche LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

Transfer and Dividend Paying Agent. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, is the transfer and dividend paying agent of the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

Portfolio transactions for the International Equity and International Small Cap Equity Funds may be effected by Aros Securities Inc., which is an affiliate of Unibank, the sub-adviser to such Funds. As of August 31, 1999, the Trust had paid no brokerage commissions to Aros Securities Inc.

Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

During the fiscal years ended August 31, 1998 and August 31, 1999, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:

                                                                         Commissions
                                                         for Fiscal Year             for Fiscal Year
         Fund                                        Ended August 31, 1998       Ended August 31, 1999
         ----                                        ---------------------       ---------------------
Behavioral Growth Fund                                            $14,632                  $154,819
Behavioral Value Fund                                                -0-*                   $15,253
Behavioral Long/Short Fund                                           -0-*                   $18,715
Special Small Cap Fund                                            $34,920                   $36,076
REIT Fund                                                         $40,434                   $97,164
Small Cap Value Fund                                              $36,083                   $41,407
Hidden Value Fund                                                  $3,627                    $7,727
Core Equity Fund                                                   $1,156                    $3,739
All Cap Value Fund                                                   $743                    $1,685
International Equity Fund                                            -0-*                    $8,540
International Small Cap Equity Fund                                  -0-*                   $11,607
-------------------
*The Fund had not commenced operations as of August 31, 1998.

For each Fund that paid an aggregate dollar amount of commissions during the fiscal year ended August 31, 1999 that was materially different from the aggregate dollar amount of commissions paid by the Fund during the fiscal year ended August 31, 1998, the principal reason for such difference was an increase in the assets of the Fund.

During the fiscal year ended August 31, 1999, the sub-advisers to each of the following Funds directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:


                                                     Brokerage                  Related
         Fund                                        Transactions               Commissions
         ----                                        ------------               -----------
Behavioral Growth Fund                                  $68,422,092                   $43,135
Behavioral Value Fund                                    $3,401,742                   $4,810
Behavioral Long/Short Fund                               $1,417,702                   $1,544
Special Small Cap Fund                                   $8,644,297                   $27,692
REIT Fund                                               $31,631,684                   $59,589
Small Cap Value Fund                                    $21,522,325                   $21,497

                                      -30-




                                                     Brokerage                  Related
         Fund                                        Transactions               Commissions
         ----                                        ------------               -----------
Hidden Value Fund                                       $4,479,880               $6,327
Core Equity Fund                                        -0-                      -0-
All Cap Value Fund                                      $1,161,052               $1,685
International Equity Fund                               -0-                      -0-
International Small Cap Equity Fund                     -0-                      -0-

During the fiscal year ended August 31, 1999, the All Cap Value Fund purchased securities of Merrill Lynch & Co., a division of which is a regular broker of the Fund, that were valued as of August 31, 1999 at $14,925.00.


                            DESCRIPTION OF THE TRUST

As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds offer the following classes of shares:

Fund                                         Institutional Class           Investor Class        Class C
----                                         -------------------           --------------        -------
Behavioral Growth Fund                               X                          X                  X
Behavioral Value Fund                                X
Behavioral Long/Short Fund                           X
Special Small Cap Fund                               X
REIT Fund                                            X                          X                  X
Small Cap Value Fund                                 X                          X                  X


                                  -31-


Fund                                         Institutional Class           Investor Class        Class C
----                                         -------------------           --------------        -------
Hidden Value Fund                                   X                          X
Core Equity Fund                                    X                          X                    X
All Cap Value Fund                                  X                          *                    X
International Equity Fund                           X                                               X
International Small Cap Equity Fund                 X
--------------------
*On December 22, 1999,  the All Cap Value Fund ceased  offering  Investor  Class shares.

In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Investor Class shares or Class C shares, as applicable. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.

The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

Voting Rights
Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of

Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO BUY SHARES
Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any class of shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The procedures for purchasing shares of any class of any Fund are summarized in "Your Investment -- Buying Shares" in the Prospectus. The Prospectus for each class also explains total offering price of the shares, any applicable sales charge, 12b-1 fee, contingent deferred sales charge, and, for the Behavioral Value Fund, Behavioral Long/Short Fund, International Equity Fund and International Small Cap Equity Fund, any redemption fee.

As described in the Prospectus, shares of any Fund may be purchased by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers. Such a purchase is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered.

Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.

OFFERING PRICE
The public offering price of a class of shares of a Fund is the net asset value of such class, plus any applicable sales charge. Only Class C shares have sales charges. On each purchase of shares, the net asset value is invested in the applicable Fund, and on each purchase of Class C shares, the sales charge is paid to the Distributor. On such purchases of Class C shares, the Distributor reallows the whole sales charge (1.00% of the offering price) to the dealer responsible for the share purchase. Shares are purchased at the public offering price next determined after PFPC Inc. or another agent or sub-agent of the Fund receives the investor's order in proper form. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form before the close of regular trading on the New York Stock Exchange (the "NYSE"), the investor will pay or receive that day's net asset value. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form after the close of regular trading on the NYSE, the investor will pay or receive the next day's net asset value.

SHAREHOLDER SERVICES

Open Accounts
A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by PFPC Inc. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year PFPC Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information. The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan
A Systematic Withdrawal Plan, referred to in the Prospectus under "Your Investment -- General Shareholder Services," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1,000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established. The proceeds from any such withdrawal shall equal the amount redeemed less any applicable contingent deferred sales charge and/or redemption fee.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the NYSE on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege
Shareholders may redeem their shares of any Fund, subject to any applicable redemption fees, and have the proceeds applied on the same day to purchase the same class of shares of any other Fund. No front-end or contingent deferred sales charges will be imposed on any such exchange, but, for Funds that impose a redemption fee, the exchange will be treated as a redemption and the redemption fee will apply. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Your Investment -- General Shareholder Services."

Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with PFPC Inc., or (2) sending a written exchange request to PFPC Inc. accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs
Under "Your Investment -- General Shareholder Services," the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS
The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "Your Investment -- Selling Shares."

Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Undiscovered Managers at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by Undiscovered Managers prior to the close of regular trading on the NYSE on a day when the NYSE is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by Undiscovered Managers and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from PFPC Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to PFPC Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, PFPC Inc., the Distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.

The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by PFPC Inc. or an approved broker-dealer or its authorized designee in proper form, less any applicable contingent deferred sales charge and/or redemption fee. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

                                 NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the NYSE, on each Business Day. A "Business Day" is any day the NYSE is open for regular business. Currently the NYSE is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC Inc., as sub-administrator. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the NYSE. If events materially affecting the value of any Fund's portfolio securities of non-U.S. issuers occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.


           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

As described in the Prospectus under "Dividends, Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to PFPC Inc. In order for a change to be in effect for any dividend or distribution, it must be received by PFPC Inc. on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is an amount at least equal to the sum of 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains (generally subject to a maximum tax rate of 20% for shareholders who are individuals), if any, will be taxable to shareholders as such, without regard to how long a shareholder has held shares of the Fund.

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain. In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends and certain interest income earned by each of the International Funds from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, such Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that each of the International Funds will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Each of the International Funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of each such Fund's income distributions to constitute a return of capital for tax purposes or require such Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment by each of the International Funds in "passive foreign investment companies" could subject such Funds to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income or (ii) at least 50% of the assets of which (generally by value, but by adjusted tax basis in certain cases), on average, produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

A Fund is generally required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules discussed above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.


                           CALCULATION OF TOTAL RETURN

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

The table below sets forth the average annual total return of the Institutional Class shares, Investor Class shares and Class C shares of each Fund for the time periods listed below, each ending on August 31, 1999:


                                           Institutional Class         Investor Class             Class C
                                    One Year    Since Inception        Since Inception           Since Inception
Behavioral Growth Fund                80.27%            37.87%              40.34%                 7.34%
Behavioral Value Fund                   --              19.67%                --                    --
Behavioral Long/Short Fund              --               0.58%                --                    --
Special Small Cap Fund                23.37%             1.57%                --                    --
REIT Fund                              7.84%            (4.99)%             10.37%                (2.17)%
Small Cap Value Fund                  24.89%             5.24%               0.91%                (4.47)%
Hidden Value Fund                     30.11%             0.95%               4.46%                  --
Core Equity Fund                      20.92%            13.37%               4.03%                (2.65)%
All Cap Value Fund                    34.33%            13.69%               8.45%*               (3.71)%
International Equity Fund               --              11.91%                --                    --**
International Small Cap Equity Fund     --              19.83%                --                    --

----------
* The All Cap Value Fund ceased investment operations of its Investor Class shares on December 27, 1999.
** The International Equity Fund's Class C shares commenced investment operations after August 31, 1999.



                             PERFORMANCE COMPARISONS

Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by
Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/Wiesenberger's Management Results ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

MSCI EAFE Index. The MSCI EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

MSCI EAFE ex-Japan Index. The MSCI EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index contains over 1200 stocks of companies that (i) have market capitalizations of between $200 million and $800 million and (ii) are from any of 20 different countries with Japan, United Kingdom, France and Germany being the most heavily weighted.

NAREIT Equity Index. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the NYSE, American Stock Exchange and NASDAQ National Market System.

Russell Midcap Index. The Russell Midcap Index is comprised of the 800 smallest of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

Russell Midcap Value Index. The Russell Midcap Value Index is comprised of those companies within the 800 smallest of the 1000 largest U.S.-domiciled companies, with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Index. The Russell 1000 Index is comprised of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

Russell  1000 Value  Index.  The Russell  1000 Value Index is comprised of those
companies   within  the  1000  largest   U.S.-domiciled   companies  with  lower
price-to-book ratios and lower forecasted growth values.

Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

Russell 2000 Value Index. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Index. The Russell 2500 Index is comprised of the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

Russell 2500 Growth Index. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

3-month U.S. Treasury Bills. 3-month U.S. Treasury bills are direct obligations of the United States Treasury which are issued with a three month maturity. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities (such as REITs, real estate operating companies and partnerships) which satisfy certain minimum requirements in book value, market capitalization, percentage of revenue generated from ownership and operation of real estate assets and liquidity.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance,  rankings  and other  characteristics  of the  Funds may  appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance  rankings,  or other information  prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.


                              FINANCIAL STATEMENTS

The Trust's audited financial statements and accompanying notes for the fiscal year ended August 31, 1999, included in the Trust's Annual Report to shareholders filed with the Securities and Exchange Commission, pursuant to
Section 30(d) of the 1940 Act and the rules promulgated thereunder, and the report of Deloitte & Touche LLP, independent accountants, appearing in such annual report, are hereby incorporated by reference in this SAI and are so incorporated by reference in reliance upon such report of Deloitte & Touche LLP given upon the authority of such firm as experts in accounting and auditing. A copy of the Trust's Annual Report to shareholders is available without charge upon request from Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201 or by calling toll free 1-888-242-3514.

                                   APPENDIX A

                 Publications That May Contain Fund Information

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Journal-Constitution
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bloomberg Wealth Manager
Bond Buyer
Boston  Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Business Journal
Dallas Morning News
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Lauderdale Sun Sentinel
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(The) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas  City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio

National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX B

                     Advertising and Promotional Literature

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o    Industry conferences at which the various sub-advisers participate

o    Current  capitalization,   levels  of  profitability  and  other  financial
     information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o    Current and historical statistics relating to:
     -- total dollar amount of assets managed
     -- Undiscovered Managers Funds' assets managed in total and by Fund -- the growth of assets
     -- asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.